UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust (Formerly FactorShares Trust)
 (Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
  (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(908) 897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust (Formerly FactorShares Trust)
 (Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
  (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(908) 897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2018

ETFMG Prime Junior Silver ETF
Ticker: SILJ

ETFMG Prime Cyber Security ETF
Ticker: HACK

ETFMG Prime Mobile Payments ETF
Ticker: IPAY

ETFMG Drone Economy Strategy ETF
Ticker: IFLY

ETFMG Video Game Tech ETF
Ticker: GAMR

The funds are a series of ETF Managers Trust.

ETFMG™ ETFs

March 31, 2018

ETFMG™ ETFs

Shareholders’ Letter

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. We continue to strive to deliver thematic technology ETFs that focus on major areas of technological advancement in business and life. Below is a discussion of performance for each of the funds.

Performance Overview

During the 6-month period from October 1, 2017 to March 31, 2018, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 12.85%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 11.79%. For all of the funds, the primary difference between fund returns and index returns were the expenses of the funds, which are not part of the indexes that each of the funds track.

ETFMG Prime Junior Silver ETF (SILJ)

The ETFMG Prime Junior Silver ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

The Index was down - 8.98% during the period while the NAV return for the Fund was down -10.26%, in line with the return of the Index. The best performers in the Fund were SilverCrest Metals (up 65.26%) and Maya Gold & Silver (up 41.51%). The worst performers were Cautivo Mining (down -49.33%) and Santacruz Silver Mining (down - 45.29%).

ETFMG Prime Cyber Security ETF (HACK)

The ETFMG Prime Cyber Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

Over the period, the Index returned 16.72% while the NAV return for the Fund was 13.83%, in line with the return of the Index. The best performers in the Fund were Anhlab (up 100.12%) and Fortinet (up 49.50%). The worst performers were SecureWorks (down - 34.57%) and A10 Networks (down -23.02%).

ETFMG Prime Mobile Payments ETF (IPAY)

The ETFMG Prime Mobile Payments ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Over the period, the Index returned 11.65% while the NAV return for the Fund was 11.26%, in line with the return of the Index. The best performers in the Fund were Square (up 70.77%) and USA Technologies (up 41.06%). The worst performers were MoneyGram International (down - 31.04%) and VeriFone Systems (down - 25.33%).

ETFMG Drone Economy Strategy ETF (IFLY)

The ETFMG Drone Economy Strategy ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone Index (“the Index”).

ETFMG™ ETFs

ETFMG Video Game Tech ETF (GAMR)

Over the period, the Index returned 3.61% while the NAV return for IFLY was -3.93%, in line with the return of the Index. The best performers in the Fund were Vestel (up 40.71%) and Intel (up 38.48%). The worst performers were GoPro (down - 56.49%) and Parrot SA (down - 46.54%).

The ETFMG Video Game Tech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Over the period, the Index returned 9.56% while the NAV return for the Fund was 9.24%, in line with the return of the Index. The best performers in the Fund were Neowiz (up 102.90%) and Capcom (up 86.29%). The worst performers were Rovio Entertainment (down - 47.43%) and GameStop (down - 36.19%).

On behalf of ETFMG and our industry leading partners, I would like to thank you for your continued interest in our unique suite of ETFs. We endeavor to provide our investors with new and innovative products and look forward to continuing this for years to come.

You can find further details about SILJ, HACK, IPAY, IFLY and GAMR by visiting www.etfmgfunds.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

ETFMG Prime Junior Silver ETF
Growth of $10,000

					Since
Average Annual Returns	6 Months	1 Year	3 Year	5 Year	Inception
Period Ended March 31, 2018	Return[1]	Return	Return	Return	(11/29/12)
ETFMG Prime Junior Silver ETF (NAV)	-10.26%	-17.95%	15.76%	-8.67%	-10.67%
ETFMG Prime Junior Silver ETF (Market)	-10.58%	-18.08%	15.46%	-8.81%	-10.71%
S&P 500 Index[2]	5.84%	14.07%	10.91%	13.30%	14.78%
Prime Junior Silver Miners & Explorers Index[2]	-8.98%	-14.12%	17.89%	-6.86%	-8.84%

Total Fund Operating Expenses[3]	0.69%
1. Not annualized.

2.  The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

ETFMG Prime Junior Silver ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Pan American Silver Corporation	12.15%
2	Coeur Mining, Inc.	11.43%
3	Hecla Mining Co.	11.20%
4	Hochschild Mining PLC	11.18%
5	Yamana Gold, Inc.	4.73%
6	First Majestic Silver Corp.	4.71%
7	MAG Silver Corporation	4.42%
8	Hudbay Minerals, Inc.	4.11%
9	Tahoe Resources, Inc.	3.83%
10	Silvercorp Metals, Inc.	3.60%

Top Ten Holdings = 71.37% of Total Investments†
* Current portfolio holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

ETFMG Prime Cyber Security ETF
Growth of $10,000

				Since
Average Annual Returns	6 Months	1 Year	3 Year	Inception
Period Ended March 31, 2018	Return[1]	Return	Return	(11/11/14)
ETFMG Prime Cyber Security ETF (NAV)	13.83%	16.17%	7.49%	10.17%
ETFMG Prime Cyber Security ETF (Market)	13.87%	16.10%	7.45%	10.17%
S&P 500 Index[2]	5.84%	14.07%	10.91%	10.23%
Prime Cyber Defense Index[2]	16.72%	20.73%	8.95%	12.24%

Total Fund Operating Expenses[3]	0.60%
1. Not annualized.

2.  The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund data may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

ETFMG Prime Cyber Security ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Trend Micro, Inc.	4.06%
2	CommVault Systems, Inc.	3.92%
3	Cisco Systems, Inc.	3.81%
4	Palo Alto Networks, Inc.	3.80%
5	CyberArk Software Ltd.	3.78%
6	Science Applications International Corp.	3.77%
7	Fortinet, Inc.	3.76%
8	Carbonite, Inc.	3.70%
9	CACI International, Inc.	3.65%
10	Proofpoint, Inc.	3.64%

Top Ten Holdings = 37.88% of Total Investments†
* Current portfolio holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

ETFMG Prime Mobile Payments ETF
Growth of $10,000

Average Annual Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2018	Return[1]	Return	(7/15/15)
ETFMG Prime Mobile Payments ETF (NAV)	11.26%	29.56%	14.88%
ETFMG Prime Mobile Payments ETF (Market)	11.23%	29.60%	15.00%
S&P 500 Index[2]	5.84%	14.07%	11.00%
Prime Mobile Payments Index[2]	11.65%	31.08%	15.67%

Total Fund Operating Expenses[3]	0.75%
1. Not annualized.

2.  The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

ETFMG Prime Mobile Payments ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Visa, Inc.	5.57%
2	MasterCard, Inc.	5.54%
3	American Express Co.	5.46%
4	PayPal Holdings, Inc.	5.45%
5	Fidelity National Information Services, Inc.	4.53%
6	Fiserv, Inc.	4.30%
7	Worldpay, Inc.	3.94%
8	Discover Financial Services	3.85%
9	Dai-ichi Life Holdings, Inc.	3.57%
10	Square, Inc.	3.29%

Top Ten Holdings = 45.50% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

ETFMG Drone Economy Strategy ETF
Growth of $10,000

Average Annual Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2018	Return[1]	Return	(3/8/2016)
ETMFG Drone Economy Strategy ETF (NAV)	-3.93%	24.72%	17.87%
ETFMG Drone Economy Strategy ETF (Market)	-3.60%	25.06%	18.13%
S&P 500 Index[2]	5.84%	14.07%	17.42%
Reality Shares DroneTM Index[2]	-3.61%	24.78%	17.91%

Total Fund Operating Expenses[3]	0.75%
1. Not annualized.

2.  The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

ETFMG Drone Economy Strategy ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Aerovironment, Inc.	8.08%
2	Parrot SA	6.16%
3	Boeing Co.	4.36%
4	Ambarella, Inc.	2.99%
5	Thales SA	2.36%
6	BAE Systems PLC	2.14%
7	Dassault Aviation SA	2.11%
8	GoPro, Inc.	2.09%
9	L3 Technologies, Inc.	2.05%
10	Vestel Elektronik Sanayi Ve Ticaret AS	1.96%

Top Ten Holdings = 34.30% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

ETFMG Video Game Tech ETF
Growth of $10,000

Average Annual Returns	6 Months	1 Year	Since Inception
Period Ended March 31, 2018	Return[1]	Return	(3/8/2016)
ETFMG Video Game Tech ETF (NAV)	9.24%	42.96%	39.23%
ETFMG Video Game Tech ETF (Market)	9.67%	43.23%	39.57%
S&P 500 Index[2]	5.84%	14.07%	17.42%
EEFund Video Game Tech Index[2]	9.56%	42.20%	40.31%

Total Fund Operating Expenses[3]	0.75%
1. Not annualized.

2.  The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

ETFMG Video Game Tech ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Capcom Co. Ltd.	3.20%
2	Micro-Star International Co. Ltd.	2.92%
3	Nintendo Co. Ltd	2.83%
4	G5 Entertainment AB	2.77%
5	Gravity Co. Ltd. - ADR	2.61%
6	Electronic Arts, Inc.	2.58%
7	Gumi, Inc.	2.55%
8	NEXON CO Ltd.	2.51%
9	Activision Blizzard, Inc.	2.40%
10	Neowiz	2.38%

Top Ten Holdings = 26.74% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is no indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The ETFMG Prime Junior Silver ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The Prime Junior Silver Miners & Explorers Index  is designed to provide a benchmark for investors interested in tracking public, small-cap companies that are active in silver mining exploration and production industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 25-35 securities. An investment cannot be made directly in an index.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

The ETFMG Prime Cyber Security ETF (The “Fund”) or the “Cyber Security ETF” is concentrated in technology-related companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Diversification does not assure a profit or protect against a loss in a declining market. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Cyber Defense Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Cyber Defense Index.

ETFMG™ ETFs

The Prime Cyber Defense Index provides a benchmark for investors interested in tracking companies actively involved in providing cyber security technology and services. The Index uses a market capitalization weighted allocation across the infrastructure provider and service provider categorizations as well as an equal weighted allocation methodology for all components within each sector allocation. Index components are reviewed semi-annually for eligibility, and the weights are reset accordingly. An investment cannot be made directly in an index.

IPAY

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and antitrust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Prime Mobile Payments Index is designed to provide a benchmark for investors interested in tracking the mobile and electronic payments industry. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index generally is comprised of 25-40 securities. An investment cannot be made directly in an index.

IFLY

The ETFMG Drone Economy Strategy ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone Index (the “Index”).

ETFMG™ ETFs

Drone Economy Companies face intense competition, both domestically and internationally and are heavily dependent on the protection of patent and intellectual property rights. In addition, Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Reality Shares Drone™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Reality Shares Drone™ Index provides a benchmark for investors interested in tracking companies actively involved in drone technology and services. The Index uses Modified Equal Weight capitalization-weighted methodology. The index was created and is maintained by Reality Shares Index Committee. You cannot invest directly in an index.

GAMR

The ETFMG Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

Investing involves risk, including the possible loss of principal. The fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game Tech™ Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. You cannot invest directly in an index.

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited)

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
As a percent of Net Assets:
Brazil	—%	—%	3.2%	—%	—%
Canada	63.1	—	—	—	—
Cayman Islands	—	—	3.0	3.4	9.3
Cyprus	—	—	1.8	—	—
Finland	—	0.4	—	—	1.4
France	—	—	4.2	12.1	2.6
Germany	—	—	3.0	1.7	1.0
Hong Kong	—	—	0.3	—	3.1
Israel	—	9.4	—	1.4	—
Italy	—	—	—	2.2	—
Japan	—	5.8	6.9	9.3	25.7
Netherlands	—	0.8	—	2.0	—
Norway	—	—	—	—	1.1
Puerto Rico	—	—	1.6	—	—
Republic of Korea	—	0.9	—	2.1	12.3
Spain	—	—	—	1.7	—
Sweden	—	—	—	3.3	7.5
Switzerland	—	—	—	—	1.4
Taiwan, Province of China	—	—	—	—	4.3
Turkey	—	—	—	3.6	—
United Kingdom	11.2	7.3	0.6	6.3	1.0
United States	25.0	75.1	74.9	50.6	28.8
Short-Term and other Net Assets
(Liabilities)	0.7	0.3	0.5	0.3	0.5
	100.0%	100.0%	100.0%	100.0%	100.0%

ETFMG™ ETFs

ETFMG Prime Junior Silver ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.3%
Metals & Mining – 99.3%
Canada – 63.1%
Alexco Resource Corp. (a)	494,729	$667,884
Americas Silver Corp. (a)	204,009	669,816
Arizona Mining, Inc. (a)	442,766	1,391,860
Bear Creek Mining Corp. (a)	451,888	806,724
Cautivo Mining, Inc. (a) (c)	18,219	—
Endeavour Silver Corp. (a)	530,937	1,290,177
Excellon Resources, Inc. (a)	487,094	559,552
First Majestic Silver Corp. (a)	390,282	2,384,623
Fortuna Silver Mines, Inc. (a)	230,723	1,203,445
Great Panther Silver Ltd. (a)	359,981	421,178
Hudbay Minerals, Inc. (a)	293,880	2,080,324
Kootenay Silver, Inc. (a)	758,742	106,007
MAG Silver Corp. (a)	228,309	2,236,395
Mandalay Resources Corp. (a)	1,590,059	240,666
Maya Gold & Silver, Inc. (a)	332,050	541,239
Minco Silver Corp. (a)	242,873	118,764
Mirasol Resources Ltd. (a)	201,323	303,153
Pan American Silver Corp. (a)	381,301	6,147,104
Sabina Gold & Silver Corp. (a)	445,117	545,880
Sierra Metals, Inc. (a)	277,519	710,842
Silvercorp Metals, Inc. (a)	676,438	1,821,896
SilverCrest Metals, Inc. (a)	292,963	527,554
SSR Mining, Inc. (a)	165,104	1,590,360
Tahoe Resources, Inc.	413,193	1,937,875
Trevali Mining Corp. (a)	1,155,543	1,165,992
Yamana Gold, Inc.	866,036	2,390,259
Total Canada		31,859,569

United Kingdom – 11.2%
Hochschild Mining PLC	2,024,579	5,656,812

United States – 25.0%
Coeur Mining, Inc. (a)	723,059	5,784,472
Golden Minerals Co. (a)	287,666	115,642
Hecla Mining Co.	1,543,121	5,663,254
McEwen Mining, Inc.	505,277	1,050,976
Total United States		12,614,344
Total Metals & Mining		50,130,725
TOTAL COMMON STOCKS (Cost $57,855,397)		50,130,725

The accompanying notes are an integral part of these financial statements

ETFMG™ ETFs

ETFMG Prime Junior Silver ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (b)	455,270	$455,270
TOTAL SHORT-TERM INVESTMENTS (Cost $455,270)		455,270

Total Investments (Cost $58,310,667) - 100.2%		50,585,995
Liabilities in Excess of Other Assets - (0.2)%		(101,683)
TOTAL NET ASSETS - 100.0%		$50,484,312

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
(c)	Includes a security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.7%
Finland - 0.4%
Software - 0.4%
F-Secure OYJ	1,075,766	$4,838,041

Israel - 9.4%
Communications Equipment - 0.8%
Radware Ltd. (a)	454,480	9,703,148
Software - 8.6%
Check Point Software Technologies Ltd. (a) ^	523,124	51,967,138
CyberArk Software Ltd. (a)	1,060,225	54,092,680
Total Software		106,059,818
Total Israel		115,762,966

Japan - 5.8%
Software - 5.8%
Digital Arts, Inc.	184,307	7,119,043
FFRI, Inc. (a) ^	188,462	6,606,487
Trend Micro, Inc.	974,194	58,137,605
Total Software		71,863,135

Netherlands - 0.8%
Software - 0.8%
Gemalto NV	166,965	10,200,209

Republic of Korea - 0.9%
Internet Software & Services - 0.9%
Ahnlab, Inc.	132,804	10,640,268

United Kingdom - 7.3%
Aerospace & Defense - 2.4%
BAE Systems PLC	1,258,773	10,267,841
QinetiQ Group PLC	3,334,024	9,649,940
Ultra Electronics Holdings PLC	482,101	9,354,421
Total Aerospace & Defense		29,272,202
Internet Software & Services - 0.7%
Mimecast Ltd. (a)	238,055	8,434,289
IT Services - 0.6%
NCC Group PLC	2,835,999	7,484,306
Software - 3.6%
Sophos Group PLC	7,360,328	44,693,164
Total United Kingdom		89,883,961

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
United States - 75.1%
Aerospace & Defense - 0.5%
The KEYW Holding Corp. (a) ^	771,340	$6,062,732
Communications Equipment - 14.6%
Cisco Systems, Inc. ^	1,273,908	54,637,914
F5 Networks, Inc. (a)	74,122	10,718,782
Juniper Networks, Inc.	2,086,161	50,756,297
NetScout Systems, Inc. (a) ^	369,744	9,742,754
Palo Alto Networks, Inc. (a)	299,611	54,385,389
Total Communications Equipment		180,241,136
Internet Software & Services - 9.8%
Akamai Technologies, Inc. (a) ^	730,754	51,868,919
Carbonite, Inc. (a) (b) ^	1,842,902	53,075,577
VeriSign, Inc. (a) ^	90,448	10,723,516
Zix Corp. (a) ^	1,141,403	4,873,791
Total Internet Software & Services		120,541,803
IT Services - 11.0%
Booz Allen Hamilton Holding Corp.	253,718	9,823,961
CACI International, Inc. (a)	345,958	52,360,743
Leidos Holdings, Inc.	149,131	9,753,167
ManTech International Corp.	167,641	9,299,046
Science Applications International Corp.	684,627	53,948,608
Total IT Services		135,185,525
Software - 39.2%
A10 Networks, Inc. (a) ^	956,470	5,566,655
CommVault Systems, Inc. (a) ^	981,536	56,143,859
Everbridge, Inc. (a) ^	234,288	8,574,941
FireEye, Inc. (a) ^	3,026,322	51,235,632
ForeScout Technologies, Inc. (a)	278,591	9,037,492
Fortinet, Inc. (a) ^	1,005,147	53,855,776
Imperva, Inc. (a)	1,129,802	48,920,427
MobileIron, Inc. (a)	1,235,476	6,115,606
Proofpoint, Inc. (a) ^	458,309	52,086,818
Qualys, Inc. (a) ^	669,963	48,739,808
Rapid7, Inc. (a)	358,838	9,175,488
SecureWorks Corp. (a) ^	464,142	3,750,267
Splunk, Inc. (a)	518,543	51,019,446
Symantec Corp. ^	2,003,085	51,779,747
Varonis Systems, Inc. (a) ^	169,435	10,250,818
VASCO Data Security International, Inc. (a)	516,828	6,692,923
Verint Systems, Inc. (a) ^	238,836	10,174,414
Total Software		483,120,117
Total United States		925,151,313
TOTAL COMMON STOCKS (Cost $1,085,152,681)		1,228,339,893

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio – Institutional Class, 1.57% (c)	4,360,744	$4,360,744
TOTAL SHORT-TERM INVESTMENTS (Cost $4,360,744)		4,360,744

INVESTMENTS PURCHASED WITH SECURITIES LENDING
COLLATERAL - 16.2%
Investment Companies - 16.2%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (c) +		200,148,059
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $200,148,059)		200,148,059

Total Investments (Cost $1,289,661,484) - 116.3%		1,432,848,696
Liabilities in Excess of Other Assets - (16.3)%		(200,741,199)
TOTAL NET ASSETS - 100.0%		$1,232,107,497

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 10 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $200,148,059 as of March 31, 2018.
^ All or a portion of this security is out on loan as of March 31, 2018. Total value of securities out on loan is $199,470,200.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.5%
Brazil - 3.2%
IT Services - 3.2%
Cielo SA	1,542,817	$9,678,093

Cayman Islands - 3.0%
IT Services - 3.0%
Pagseguro Digital Ltd. (a)	234,735	8,995,045

Cyprus - 1.8%
IT Services - 1.8%
QIWI PLC - ADR ^	289,845	5,538,938

France - 4.2%
Electronic Equipment, Instruments & Components - 2.0%
Ingenico Group SA	75,677	6,134,539
IT Services - 2.2%
Worldline SA (a)	132,019	6,702,396
Total France		12,836,935

Germany - 3.0%
IT Services - 3.0%
Wirecard AG	77,405	9,135,716

Hong Kong - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technology Ltd.	2,136,337	966,342

Japan - 6.9%
Consumer Finance - 0.7%
Jaccs Co. Ltd.	90,131	1,977,029
Insurance - 3.9%
Dai-ichi Life Holdings, Inc. (b)	635,509	11,601,675
IT Services - 2.1%
GMO Payment Gateway, Inc.	63,057	6,269,847
Software - 0.2%
Intelligent Wave, Inc.	119,575	582,114
Total Japan		20,430,665

Puerto Rico - 1.6%
IT Services - 1.6%
EVERTEC, Inc.	302,537	4,946,480

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 0.6%
Commercial Services & Supplies - 0.6%
PayPoint PLC	167,357	$1,873,715

United States - 74.9%
Consumer Finance - 11.8%
American Express Co.	189,932	17,716,857
Discover Financial Services	173,764	12,498,845
Green Dot Corp. (a)	87,160	5,592,186
Total Consumer Finance		35,807,888
Electronic Equipment, Instruments & Components - 1.5%
VeriFone Systems, Inc. (a)	295,614	4,546,543
IT Services - 57.8%
Blackhawk Network Holdings, Inc. (a)	125,483	5,609,090
Euronet Worldwide, Inc. (a) ^	70,828	5,589,746
Fidelity National Information Services, Inc.	152,689	14,703,951
First Data Corp. (a)	601,714	9,627,424
Fiserv, Inc. (a)	195,844	13,965,636
FleetCor Technologies, Inc. (a)	51,436	10,415,790
Global Payments, Inc.	91,489	10,202,853
MasterCard, Inc.	102,596	17,970,714
MoneyGram International, Inc. (a)	100,390	865,362
Net 1 UEPS Technologies, Inc. (a) ^	99,894	944,997
PayPal Holdings, Inc. (a)	233,016	17,678,924
Square, Inc. (a) ^	217,197	10,686,092
Total System Services, Inc.	110,599	9,540,270
Visa, Inc. ^	151,047	18,068,241
Western Union Co.	384,175	7,387,685
WEX, Inc. (a)	43,746	6,851,499
Worldpay, Inc. (a)	155,659	12,801,396
Total IT Services		172,909,670
Software - 1.7%
ACI Worldwide, Inc. (a)	221,655	5,257,657
Technology Hardware, Storage & Peripherals - 2.1%
NCR Corp. (a) ^	173,035	5,454,063
USA Technologies, Inc. (a)	112,241	1,010,169
Total Technology Hardware, Storage & Peripherals		6,464,232
Total United States		224,985,990
TOTAL COMMON STOCKS (Cost $271,557,670)		299,387,919

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (c)	1,017,229	1,017,229
TOTAL SHORT-TERM INVESTMENTS (Cost $1,017,229)		1,017,229

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING
COLLATERAL - 8.1%
Investment Companies - 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (c) +		$24,219,887
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $24,219,887)		24,219,887

Total Investments (Cost $296,794,786) - 107.9%		324,625,035
Liabilities in Excess of Other Assets - (7.9)%		(23,802,054)
TOTAL NET ASSETS - 100.0%		$300,822,981

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated security. Please refer to Note 10 of the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day yield at March 31, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $24,219,887 as of March 31, 2018.
^ All or a portion of this security is out on loan as of March 31, 2018. Total value of securities out on loan is $24,291,864.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.7%
Cayman Islands - 3.4%
Semiconductors & Semiconductor Equipment - 3.4%
Ambarella, Inc. (a) ^	30,914	$1,514,478

France - 12.1%
Aerospace & Defense - 5.1%
Dassault Aviation SA	559	1,066,812
Thales SA	9,793	1,192,208
Total Aerospace & Defense		2,259,020
Communications Equipment - 7.0%
Parrot SA (a)	485,357	3,117,426
Total France		5,376,446

Germany - 1.7%
Industrial Conglomerates - 1.7%
Rheinmetall AG	5,435	771,403

Israel - 1.4%
Aerospace & Defense - 1.4%
Elbit Systems Ltd.	5,072	608,767

Italy - 2.2%
Aerospace & Defense - 2.2%
Leonardo SpA	85,915	991,388

Japan - 9.3%
Automobiles - 3.0%
Subaru Corp.	22,348	732,367
Yamaha Motor Co. Ltd.	21,080	629,993
Total Automobiles		1,362,360
Electronic Equipment, Instruments & Components - 3.1%
Hitachi Ltd.	94,091	681,597
TDK Corp.	8,107	730,662
Total Electronic Equipment, Instruments & Components		1,412,259
Household Durables - 1.6%
Sony Corp. - ADR	14,956	722,973
Technology Hardware, Storage & Peripherals - 1.6%
NEC Corp.	25,505	716,935
Total Japan		4,214,527

Netherlands - 2.0%
Aerospace & Defense - 2.0%
Airbus SE	7,960	918,714

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
Republic of Korea - 2.1%
Aerospace & Defense - 2.1%
Korea Aerospace Industries Ltd. (a)	20,101	$941,969

Spain - 1.7%
IT Services - 1.7%
Indra Sistemas SA (a)	54,915	758,814

Sweden - 3.3%
Aerospace & Defense - 1.3%
Saab AB	13,278	600,943
Electronic Equipment, Instruments & Components - 2.0%
Hexagon AB	15,192	902,445
Total Sweden		1,503,388

Turkey - 3.6%
Aerospace & Defense - 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	78,931	618,596
Household Durables - 2.2%
Vestel Elektronik Sanayi Ve Ticaret AS (a)	336,129	994,253
Total Turkey		1,612,849

United Kingdom - 6.3%
Aerospace & Defense - 6.3%
BAE Systems PLC	132,852	1,083,677
Cobham PLC (a)	300,200	517,630
Meggitt PLC	94,459	572,246
QinetiQ Group PLC	214,588	621,100
Total Aerospace & Defense		2,794,653

United States - 50.6%
Aerospace & Defense - 35.5%
Aerovironment, Inc. (a)	89,904	4,091,531
Boeing Co.	6,727	2,205,649
General Dynamics Corp.	4,031	890,448
Kratos Defense & Security Solutions, Inc. (a)	85,033	874,990
L3 Technologies, Inc.	4,997	1,039,376
Lockheed Martin Corp.	2,481	838,404
Northrop Grumman Corp.	2,588	903,522
Orbital ATK, Inc.	5,064	671,537
Raytheon Co. ^	4,220	910,760
Rockwell Collins, Inc.	4,220	569,067
Teledyne Technologies, Inc. (a)	2,724	509,851
Textron, Inc.	16,319	962,331
TransDigm Group, Inc. ^	2,163	663,911
United Technologies Corp.	6,349	798,831

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Drone Economy Strategy ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
Total Aerospace & Defense		15,930,208
Electronic Equipment, Instruments & Components - 5.7%
FLIR Systems, Inc.	9,946	$497,399
Jabil, Inc. ^	27,627	793,724
Littelfuse, Inc.	3,438	715,723
Trimble, Inc. (a)	15,591	559,405
Total Electronic Equipment, Instruments & Components		2,566,251
Household Durables - 2.4%
GoPro, Inc. (a) ^	221,174	1,059,424
Industrial Conglomerates - 2.0%
Honeywell International, Inc.	6,244	902,321
Semiconductors & Semiconductor Equipment - 5.0%
Intel Corp. ^	15,731	819,270
NVIDIA Corp. ^	3,658	847,156
QUALCOMM, Inc.	10,793	598,040
Total Semiconductors & Semiconductor Equipment		2,264,466
Total United States		22,722,670
TOTAL COMMON STOCKS (Cost $44,574,828)		44,730,066

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (b)	125,376	125,376
TOTAL SHORT-TERM INVESTMENTS (Cost $125,376)		125,376

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 12.8%
Investment Companies - 12.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		5,763,924
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $5,763,924)		5,763,924

Total Investments (Cost $50,464,128) - 112.8%		50,619,366
Liabilities in Excess of Other Assets - (12.8)%		(5,726,628)
TOTAL NET ASSETS - 100.0%		$44,892,738

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
+  Investments purchased with cash proceeds from securities lending.  Total cash collateral has a value of $5,763,924 as of March 31, 2018.
^ All or a portion of this security is out on loan as of March 31, 2018.  Total value of securities out on loan is $5,694,006.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.5%
Cayman Islands - 9.3%
Internet Software & Services - 4.3%
Momo, Inc. - ADR (a)	40,727	$1,522,375
NetEase, Inc. - ADR	3,053	856,031
SINA Corp. (a)	10,155	1,058,862
YY, Inc. - ADR (a)	9,562	1,005,922
Total Internet Software & Services		4,443,190
Software - 3.1%
Changyou.com Ltd. - ADR (a)	71,226	1,986,493
Cheetah Mobile, Inc. - ADR (a) ^	93,401	1,248,771
Total Software		3,235,264
Technology Hardware, Storage & Peripherals - 1.9%
Razer, Inc. (a)	5,446,445	1,998,657
Total Cayman Islands		9,677,111

Finland - 1.4%
Software - 1.4%
Rovio Entertainment OYJ	237,926	1,420,454

France - 2.6%
Software - 2.6%
Ubisoft Entertainment SA (a)	31,874	2,687,313

Germany - 1.0%
Health Care Equipment & Supplies - 1.0%
Carl Zeiss Meditec AG	15,974	1,019,124

Hong Kong - 3.1%
Internet Software & Services - 0.9%
Tencent Holdings Ltd.	18,774	979,827
Software - 2.2%
NetDragon Websoft Holdings Ltd.	947,672	2,306,344
Total Hong Kong		3,286,171

Japan - 25.7%
Household Durables - 1.3%
Sony Corp. - ADR	29,107	1,407,032
Internet Software & Services - 3.0%
DeNa Co. Ltd.	46,513	839,293
Gree, Inc.	407,334	2,316,029
Total Internet Software & Services		3,155,322

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
Leisure Products - 2.2%
Bandai Namco Holdings, Inc.	30,169	$990,937
Sega Sammy Holdings, Inc.	80,539	1,275,393
Total Leisure Products		2,266,330
Software - 19.2%
Capcom Co. Ltd.	170,066	3,674,468
Gumi, Inc. (a) ^	289,085	2,917,883
GungHo Online Entertainment, Inc. ^	387,709	1,319,023
Koei Tecmo Holdings Co. Ltd.	50,307	982,453
Konami Holdings Corp.	47,431	2,491,794
NEXON CO Ltd. (a)	174,216	2,881,633
Nintendo Co. Ltd.	7,355	3,239,089
Square Enix Holdings Co. Ltd.	54,807	2,508,436
Total Software		20,014,779
Total Japan		26,843,463

Norway - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Nordic Semiconductor ASA (a)	199,626	1,188,007

Republic of Korea - 12.3%
Software - 12.3%
Gravity Co. Ltd. - ADR (a) ^	35,142	2,990,584
NCSoft Corp.	5,655	2,228,258
Neowiz (a)	146,694	2,731,847
Netmarble Games Corp.	15,325	2,199,761
Webzen, Inc. (a)	90,778	2,699,749
Total Software		12,850,199

Sweden - 7.5%
Software - 7.5%
G5 Entertainment AB	86,739	3,170,465
Paradox Interactive AB	52,422	788,546
Starbreeze AB (a)	1,877,959	2,146,772
THQ Nordic AB (a)	93,787	1,594,979
Total Software		7,700,762

Switzerland - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Logitech International SA	40,732	1,496,086

Taiwan, Province of China - 4.3%
Technology Hardware, Storage & Peripherals - 4.3%
Asustek Computer, Inc.	113,621	1,069,691
Micro-Star International Co. Ltd.	1,021,912	3,350,646
Total Technology Hardware, Storage & Peripherals		4,420,337

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 1.0%
Hotels, Restaurants & Leisure - 1.0%
International Game Technology PLC	37,987	$1,015,393

United States - 28.8%
Household Durables - 0.8%
Vuzix Corp. (a) ^	145,268	798,974
Internet Software & Services - 2.0%
Alphabet, Inc. (a)	1,292	1,333,073
Sohu.com, Inc. (a) ^	23,178	716,664
Total Internet Software & Services		2,049,737
Leisure Products - 1.7%
Hasbro, Inc.	10,814	911,620
Mattel, Inc. ^	66,151	869,886
Total Leisure Products		1,781,506
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a) ^	135,732	1,364,107
Intel Corp. ^	30,770	1,602,502
Kopin Corp. (a) ^	316,708	988,129
NVIDIA Corp. ^	6,933	1,605,613
QUALCOMM, Inc.	15,761	873,317
Total Semiconductors & Semiconductor Equipment		6,433,668
Software - 13.6%
Activision Blizzard, Inc.	40,746	2,748,725
Electronic Arts, Inc. (a)	24,357	2,953,043
Glu Mobile, Inc. (a)	590,230	2,225,167
Microsoft Corp.	15,842	1,445,899
Take-Two Interactive Software, Inc. (a)	23,359	2,284,043
Zynga, Inc. (a)	672,878	2,462,733
Total Software		14,119,610
Specialty Retail - 1.6%
GameStop Corp. ^	134,087	1,692,178
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	7,890	1,323,784
Immersion Corp. (a)	140,243	1,675,904
Total Technology Hardware, Storage & Peripherals		2,999,688
Total United States		29,875,361
TOTAL COMMON STOCKS (Cost $101,303,820)		103,479,781

RIGHTS - 0.0%
Software - 0.0%
Starbreeze AB (a)	1,877,959	31,488
TOTAL RIGHTS (Cost $38,739)		31,488

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Video Game Tech ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (b)	405,962	$405,962
TOTAL SHORT-TERM INVESTMENTS (Cost $405,962)		405,962

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 10.3%
Investment Companies - 10.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		10,731,904
TOTAL INVESTMENTS PURCHASED WITH SECURITIES
LENDING COLLATERAL (Cost $10,731,904)		10,731,904

Total Investments (Cost $112,480,425) - 110.2%		114,649,135
Liabilities in Excess of Other Assets - (10.2)%		(10,594,724)
TOTAL NET ASSETS - 100.0%		$104,054,411

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
+  Investments purchased with cash proceeds from securities lending.  Total cash collateral has a value of $10,731,904 as of March 31, 2018.
^ All or a portion of this security is out on loan as of March 31, 2018.  Total value of securities out on loan is $10,399,361.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2018 (Unaudited)

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF		ETFMG Drone Economy Strategy ETF		ETFMG Video Game Tech ETF
ASSETS
Investments in unaffiliated securities, at fair value*	$50,585,995	$1,379,773,119	$313,023,360		$50,619,366		$114,649,135
Investments in affiliated securities, at fair value*	—	53,075,577	11,601,675		—		—
Cash	2,037	52,044	120,568		—		—
Foreign currency	—	—	217,689		1		—
Receivables:
Dividends and interest receivable	4,058	153,583	292,677		64,768		185,474
Securities lending income receivable	—	51,317	6,579		4,997		23,849
Total Assets	50,592,090	1,433,105,640	325,262,548		50,689,132		114,858,458

LIABILITIES
Collateral received for securities
loaned (Note 7)	$—	$200,148,059	$24,219,887		$5,763,924		$10,731,904
Payables:
Unitary fees payable	29,609	643,239	196,241		29,471		66,914
Currency transactions	68,194	—	—		—		—
Accrued legal expenses	9,975	206,845	23,439		2,999		5,229
Total Liabilities	107,778	200,998,143	24,439,567		5,796,394		10,804,047
Net Assets	$50,484,312	$1,232,107,497	$300,822,981		$44,892,738		$104,054,411

NET ASSETS CONSIST OF:
Paid-in Capital	$84,987,750	$1,234,129,988	$257,431,172		$41,450,962		$98,460,035
Undistributed (accumulated) net investment income (loss)	(524,307)	(359,331)	270,656		63,519		113,592
Accumulated net realized gain (loss) on investments	(26,253,786)	(144,856,771)	15,291,209		3,223,168		3,313,225
Net unrealized appreciation (depreciation) on:
Investments in securities	(7,724,672)	143,187,212	27,830,249		155,238		2,168,710
Foreign currency and translation of other assets and liabilities in foreign currency	(673)	6,399	(305)		(149)		(1,151)
Net Assets	$50,484,312	$1,232,107,497	$300,822,981		$44,892,738		$104,054,411

*Identified Cost:

Investments in unaffiliated securities	$58,310,667	$1,228,871,920	$283,823,916		$50,464,128		$112,480,425
Investments in affiliated securities	—	60,789,564	12,970,870		—		—
Foreign currency	—	—	217,994		150		1,151

Shares Outstanding^	4,750,000	35,900,000	8,300,000		1,300,000		2,150,000

Net Asset Value, Offering and Redemption Price per Share	$10.63	$34.32 [1]	$36.24	[1]	$34.53	[1]	$48.40	[1]

^	No par value, unlimited number of shares authorized
1
The stated NAV per share may differ from a recalculation of the NAV per share due to certain foreign markets open on March 30, 2018, while US markets were closed. The stated NAV per share was calculated on the last business day markets were open for this fund. (See Note 2).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF OPERATIONS
Six Months Ended March 31, 2018 (Unaudited)

	ETFMG Prime Junior Silver ETF	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Drone Economy Strategy ETF	ETFMG Video Game Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $6,679, $131,169, $37,344, $9,372, $23,302)	$43,886	$3,935,755	$911,301	$193,634	$327,860
Dividends from affiliated securities	—	—	271,276	—	—
Interest	1,087	10,789	4,775	527	1,801
Securities lending income	—	238,453	28,656	60,031	135,022
Total Investment Income	44,973	4,184,997	1,216,008	254,192	464,683

Expenses:
Unitary fees	184,393	3,484,889	945,352	167,600	269,743
Total Expenses	184,393	3,484,889	945,352	167,600	269,743
Net Investment Income (Loss)	(139,420)	700,108	270,656	86,592	194,940

REALIZED & UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(2,087,439)	(6,115,013)	(972,647)	(27,819)	(169,694)
Affiliated investments	—	(521,439)	(19,395)	—	—
In-Kind redemptions	(73,946)	93,766,615	17,551,623	3,491,292	3,709,895
Foreign currency and foreign currency translation	(5,632)	32,332	(44,562)	(10,776)	(34,619)
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(2,167,017)	87,162,495	16,515,019	3,452,697	3,505,582
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	(4,099,556)	70,158,181	7,169,181	(5,393,977)	(932,413)
Affiliated investments	—	(7,713,987)	(1,354,264)	—	—
Foreign currency and foreign currency translation	(668)	2,454	(2,321)	818	(678)
Net change in Unrealized Appreciation (Depreciation) of Investments	(4,100,224)	62,446,648	5,812,596	(5,393,159)	(933,091)
Net Realized and Unrealized Gain (Loss) on Investments	(6,267,241)	149,609,143	22,327,615	(1,940,462)	2,572,491
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,406,661)	$150,309,251	$22,598,271	$(1,853,870)	$2,767,431

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
OPERATIONS
Net investment loss	$(139,420)	$(294,887)
Net realized loss on investments and In-Kind Redemptions	(2,167,017)	(15,573,596)
Net change in unrealized depreciation of investments and foreign currency and foreign currency translation	(4,100,224)	(5,423,909)
Net decrease in net assets resulting from operations	(6,406,661)	(21,292,392)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(258,169)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	(1,141,535)	2,518,035
Net decrease in net assets	$(7,548,196)	$(19,032,526)

NET ASSETS
Beginning of Period	58,032,508	77,065,034
End of Period	$50,484,312	$58,032,508
Accumulated net investment loss	$(524,307)	$(384,887)

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	400,000	$4,651,260	2,400,000	$33,356,410
Shares Redeemed	(550,000)	(5,792,795)	(2,450,000)	(30,838,375)
	(150,000)	$(1,141,535)	(50,000)	$2,518,035
Beginning Shares	4,900,000		4,950,000
Ending Shares	4,750,000		4,900,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
OPERATIONS
Net investment income (loss)	$700,108	$(338,601)
Net realized gain (loss) on investments and In-Kind Redemptions	87,162,495	(55,182,766)
Net change in unrealized appreciation of investments	62,446,648	122,753,939
Net increase in net assets resulting from operations	150,309,251	67,232,572

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(125,955)	(3,740,625)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	(15,440,070)	230,013,980
Transaction Fees (See Note 1)	4,384	60,036
Net increase (decrease) in net assets from capital share transactions	(15,435,686)	230,074,016
Total increase in net assets	$134,747,610	$293,565,963

NET ASSETS
Beginning of Period	1,097,359,887	803,793,924
End of Period	$1,232,107,497	$1,097,359,887
Accumulated net investment loss	$(359,331)	$(933,484)

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	9,050,000	$309,334,165	17,650,000	$522,222,875
Transaction Fees (See Note 1)	—	4,384	—	60,036
Shares Redeemed	(9,600,000)	(324,774,235)	(10,000,000)	(292,208,895)
	(550,000)	$(15,435,686)	7,650,000	$230,074,016
Beginning Shares	36,450,000		28,800,000
Ending Shares	35,900,000		36,450,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
OPERATIONS
Net investment income	$270,656	$104,929
Net realized gain on investments and In-Kind Redemptions	16,515,019	4,484,869
Net change in unrealized appreciation of investments	5,812,596	21,832,697
Net increase in net assets resulting from operations	22,598,271	26,422,495

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(61,070)	(31,641)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	107,275,475	135,868,135
Transaction Fees (See Note 1)	16,865	21
Net increase in net assets from capital share transactions	107,292,340	135,868,156
Total increase in net assets	$129,829,541	$162,259,010

NET ASSETS
Beginning of Period	170,993,440	8,734,430
End of Period	$300,822,981	$170,993,440
Undistributed net investment income	$270,656	$61,070

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	4,650,000	$164,845,530	5,550,000	$155,535,335
Transaction Fees (See Note 1)	—	16,865	—	21
Shares Redeemed	(1,600,000)	(57,570,055)	(650,000)	(19,667,200)
	3,050,000	$107,292,340	4,900,000	$135,868,156
Beginning Shares	5,250,000		350,000
Ending Shares	8,300,000		5,250,000

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
OPERATIONS
Net investment income	$86,592	$120,642
Net realized gain on investments and In-Kind Redemptions	3,452,697	271,606
Net change in unrealized appreciation (depreciation) of investments	(5,393,159)	5,251,260
Net increase (decrease) in net assets resulting from operations	(1,853,870)	5,643,508

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(44,402)	(101,055)
From net realized gain	(242,738)	(28,851)
Total Distributions to Shareholders	(287,140)	(129,906)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	9,079,925	25,745,485
Transaction Fees (See Note 1)	5,629	2,630
Net increase in net assets from capital share transactions	9,085,554	25,748,115
Total increase in net assets	$6,944,544	$31,261,717

NET ASSETS
Beginning of Period	37,948,194	6,686,477
End of Period	$44,892,738	$37,948,194
Undistributed net investment income	$63,519	$21,329

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	500,000	$18,174,525	850,000	$27,286,680
Transaction Fees (See Note 1)	—	5,629	—	2,630
Shares Redeemed	(250,000)	(9,094,600)	(50,000)	(1,541,195)
	250,000	$9,085,554	800,000	$25,748,115
Beginning Shares	1,050,000		250,000
Ending Shares	1,300,000		1,050,000

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
OPERATIONS
Net investment income	$194,940	$115,714
Net realized gain on investments and In-Kind Redemptions	3,505,582	2,509,264
Net change in unrealized appreciation (depreciation) of investments	(933,091)	2,154,494
Net increase in net assets resulting from operations	2,767,431	4,779,472

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(134,985)	(114,780)
From net realized gain	(33,059)	(96,540)
Total Distributions to Shareholders	(168,044)	(211,320)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	61,498,865	28,765,980
Transaction Fees (See Note 1)	22,483	18,631
Net increase in net assets from capital share transactions	61,521,348	28,784,611
Net increase in net assets	$64,120,735	$33,352,763

NET ASSETS
Beginning of Period	39,933,676	6,580,913
End of Period	$104,054,411	$39,933,676
Undistributed net investment income	$113,592	$53,637

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	1,500,000	$73,420,965	900,000	$37,042,630
Transaction Fees (See Note 1)	—	22,483	—	18,631
Shares Redeemed	(250,000)	(11,922,100)	(200,000)	(8,276,650)
	1,250,000	$61,521,348	700,000	$28,784,611
Beginning Shares	900,000		200,000
Ending Shares	2,150,000		900,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Junior Silver ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]

Net Asset Value, Beginning of Period	$11.84	$15.57	$5.28	$10.00	$11.71	$20.00
Income (Loss) from Investment Operations:
Net investment loss [2]	(0.03)	(0.06)	(0.06)	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.18)	(3.61)	10.47	(4.69)	(1.64)	(8.27)
Total from investment operations	(1.21)	(3.67)	10.41	(4.72)	(1.70)	(8.29)
Less Distributions:
Distributions from net investment income	—	(0.06)	(0.12)	—	(0.01)	—
Total distributions	—	(0.06)	(0.12)	—	(0.01)	—
Net asset value, end of period	$10.63	$11.84	$15.57	$5.28	$10.00	$11.71
Total Return	-10.26%[3]	-23.53%	201.99%	-47.20%	-14.52%	-41.45%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$50,484	$58,033	$77,065	$3,432	$6,997	$1,757

Expenses to Average Net Assets before legal expense	0.69%[4]	0.69%	0.69%	0.69%	0.69%	0.69%[4]
Gross Expenses to Average Net Assets	0.69%[4]	0.72%[5]	0.69%	0.69%	0.69%	0.69%[4]
Net Investment Loss to Average Net Assets	-0.52%[4]	-0.48%	-0.45%	-0.39%	-0.52%	-0.21%[4]
Portfolio Turnover Rate	12%[3]	69%	33%	55%	44%	69%[3]

[1]	Commencement of operations on November 29, 2012.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]

Net Asset Value, Beginning of Period	$30.11	$27.91	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.02	(0.01)	0.30	(0.05)
Net realized and unrealized gain on investments	4.19	2.34	2.52	0.33
Total from investment operations	4.21	2.33	2.82	0.28
Less Distributions:
Distributions from net investment income	(0.00)[6]	(0.13)	(0.19)	—
Total distributions	0.00	(0.13)	(0.19)	—
Net asset value, end of period	$34.32	$30.11	$27.91	$25.28
Total Return	13.83%[3]	8.42%	11.23%	1.11%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,232,107	$1,097,360	$803,794	$1,059,125

Expenses to Average Net Assets before legal expense	0.60%[4]	0.68%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.60%[4]	0.72%[5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.12%[4]	-0.03%	1.21%	-0.19%[4]
Portfolio Turnover Rate	29%[3]	53%	34%	31%[3]

[1]	Commencement of operations on November 11, 2014.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense.
[6]	Per share amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015[1]

Net Asset Value, Beginning of Period	$32.57	$24.96	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.04	0.03	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	3.64	7.60	1.39	(1.46)
Total from investment operations	3.68	7.63	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.11)	—
Total distributions	(0.01)	(0.02)	(0.11)	—
Net asset value, end of period	$36.24	$32.57	$24.96	$23.53
Total Return	11.26%[3]	30.59%	6.51%	-5.86%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$300,823	$170,993	$8,734	$4,707

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%[4]	0.80%[5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.21%[4]	0.12%	0.63%	-0.23%[4]
Portfolio Turnover Rate	22%[3]	31%	32%	8%[3]

[1]	Commencement of operations on July 15, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense.

The accompanying notes are an integral part of these financial statements.

ETFMG Drone Economy Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Period	$36.14	$26.75	$25.00
Income from Investment Operations:
Net investment income [2]	0.07	0.27	0.11
Net realized and unrealized gain (loss) on investments	(1.45)	9.26	1.68
Total from investment operations	(1.38)	9.53	1.79
Less Distributions:
Distributions from net investment income	(0.04)	(0.04)	(0.04)
Distributions from net realized gain	(0.19)	(0.10)	—
Total distributions	(0.23)	(0.14)	(0.04)
Net asset value, end of period	$34.53	$36.14	$26.75
Total Return	-3.93%[3]	36.39%	7.15%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$44,893	$37,948	$6,686

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.75%[4]
Gross Expenses to Average Net Assets	0.75%[4]	0.79%[5]	0.75%[4]
Net Investment Income to Average Net Assets	0.41%[4]	0.87%	0.68%[4]
Portfolio Turnover Rate	8%[3]	21%	13%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense.

The accompanying notes are an integral part of these financial statements.

ETFMG Video Game Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Period	$44.37	$32.90	$25.00
Income from Investment Operations:
Net investment income [2]	0.15	0.33	0.08
Net realized and unrealized gain on investments	3.99	11.71	7.82
Total from investment operations	4.14	12.04	7.90
Less Distributions:
Distributions from net investment income	(0.10)	(0.18)	—
Distributions from net realized gain	(0.03)	(0.39)	—
Total distributions	(0.13)	(0.57)	—
Capital Share Transactions:
Transaction fees added to paid-in capital	0.02	—	—
Net asset value, end of period	$48.40	$44.37	$32.90
Total Return	9.24%[3]	37.67%	31.62%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$104,054	$39,934	$6,581

Expenses to Average Net Assets before legal expense	0.75%[4]	0.75%	0.74%[4]
Gross Expenses to Average Net Assets	0.75%[4]	0.82%[5]	0.74%[4]
Net Investment Income to Average Net Assets	0.60%[4]	0.86%	0.44%[4]
Portfolio Turnover Rate	18%[3]	49%	10%[3]

[1]	Commencement of operations on March 8, 2016.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of gross expenses to average net assets includes legal expense.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Junior Silver ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Drone Economy Strategy ETF (“IFLY”), and ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
SILJ	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (“Prime Silver Index”).
HACK	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the Prime Cyber Defense Index (“Prime Cyber Index”).
IPAY	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (“Prime Mobile Index”).
IFLY	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone™ Index.
GAMR	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech™ Index.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2018, ETFMG Prime Junior Silver ETF held one fair valued security. More detail on this security can be found in the Schedule of Investments. ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, and ETFMG Video Game Tech did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ investments in securities, at fair value, as of March 31, 2018:

ETFMG Prime Junior Silver ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$50,130,725	$—	$—	(1)	$50,130,725
Short Term Investments	455,270	—	—		455,270
Total Investments in Securities	$50,585,995	$—	$—		$50,585,995

ETFMG Prime Cyber Security ETF+
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,228,339,893	$—	$—	$1,228,339,893
Short Term Investments	4,360,744	—	—	4,360,744
Investments Purchased with Securities Lending
Collateral*	—	—	—	200,148,059
Total Investments in Securities	$1,232,700,637	$—	$—	$1,432,848,696

ETFMG Prime Mobile Payments ETF+
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$299,387,919	$—	$—	$299,387,919
Short Term Investments	1,017,229	—	—	1,017,229
Investments Purchased with Securities Lending
Collateral*	—	—	—	24,219,887
Total Investments in Securities	$300,405,148	$—	$—	$324,625,035

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

ETFMG Drone Economy Strategy ETF+
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$44,730,066	$—	$—	$44,730,066
Short Term Investments	125,376	—	—	125,376
Investments Purchased with Securities Lending
Collateral*	—	—	—	5,763,924
Total Investments in Securities	$44,855,442	$—	$—	$50,619,366

ETFMG Video Game Tech ETF+
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$103,479,781	$—	$—	$103,479,781
Rights	31,488	—	—	31,488
Short Term Investments	405,962	—	—	405,962
Investments Purchased with Securities Lending
Collateral*	—	—	—	10,731,904
Total Investments in Securities	$103,917,231	$—	$—	$114,649,135

^	See Schedule of Investments for classifications by country and industry.
(1)
Includes a security valued at $0. The ETFMG Prime Junior Silver ETF held a Level 3 security  at the end of the period. The security classified as a Level 3 is deemed immaterial. This security transferred from Level 1 to Level 3 due to being previously priced in an active market.

+
On March 30, 2018, US and certain other financial markets were closed, while some foreign markets were open. The Fund was re-priced for financial reporting purposes to reflect, in the valuation, the transactions related to open foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade.

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

Below are the transfers into or out of Levels 1 and 2 during the six months ended March 31, 2018:

ETFMG Prime Junior Silver ETF
Transfers into Level 1	$118,764
Transfers out of Level 1
Net Transfers in and/(out) of Level 1	$118,764
Transfers into Level 2	$—
Transfers out of Level 2	(118,764)
Net Transfers in and/(out) of Level 2	$(118,764)

The transfers from Level 2 to Level 1 are due to increased trading activity on March 31, 2018. Transfers between levels are recognized at the end of the reporting period.

Each of ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF and ETFMG Video Game Tech ETF did not have any transfers between Levels 1, 2, and 3 during the six months ended March 31, 2018.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Prime Junior Silver ETF	0.69%
ETFMG Prime Cyber Security ETF	0.60%
ETFMG Prime Mobile Payments ETF	0.75%
ETFMG Drone Economy Strategy ETF	0.75%
ETFMG Video Game Tech ETF	0.75%

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. The Advisor has entered into an agreement with ETFMG Financial, LLC (“the Sponsor”). The Sponsor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC serves as the index provider for SILJ, HACK, IPAY, and GAMR. Reality Shares, LLC serves as the index provider for IFLY.

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the six months ended March 31, 2018, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the six months ended March 31, 2018:

	Purchases	Sales
ETFMG Prime Junior Silver ETF	$6,417,530	$6,856,775
ETFMG Prime Cyber Security ETF	369,155,383	331,026,631
ETFMG Prime Mobile Payments ETF	61,053,062	55,428,391
ETFMG Drone Economy Strategy ETF	3,642,787	3,441,486
ETFMG Video Game Tech ETF	22,924,954	13,001,677

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the six months ended March 31, 2018.

	Purchases In-Kind	Sales In-Kind

ETFMG Prime Junior Silver ETF	$4,638,131	$5,785,445
ETFMG Prime Cyber Security ETF	306,005,548	312,776,456
ETFMG Prime Mobile Payments ETF	161,762,488	54,753,822
ETFMG Drone Economy Strategy ETF	17,451,431	8,841,122
ETFMG Video Game Tech ETF	63,477,869	12,064,704

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the six months ended March 31, 2018.

NOTE 7 — SECURITIES LENDING

The Funds, except for ETFMG Prime Junior Silver ETF, may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the six months ended March 31, 2018, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the six months ended March 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
ETFMG Prime Cyber Security ETF	$199,470,200	$200,148,059
ETFMG Prime Mobile Payments ETF	24,291,864	24,219,887
ETFMG Drone Economy Strategy ETF	5,694,006	5,763,924
ETFMG Video Game Tech ETF	10,399,361	10,731,904

* The cash collateral received was invested in the Mount Vernon Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity, as shown on the Schedule of Investments.

Net interest income earned on collateral investments and recognized by the Funds during the six months ended March 31, 2018, were as follows:

Fees and Interest Income Earned

Fund	Interest income earned including applicable fees
ETFMG Prime Cyber Security ETF	$238,453
ETFMG Prime Mobile Payments ETF	28,656
ETFMG Drone Economy Strategy ETF	60,031
ETFMG Video Game Tech ETF	135,022

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2017 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SILJ	$67,360,521	$1,412,448	$(10,692,092)	$(9,279,644)
HACK	1,292,858,769	116,813,291	(72,036,210)	44,777,081
IPAY	183,951,975	23,481,359	(2,515,418)	20,965,941
IFLY	37,964,549	6,150,972	(833,945)	5,317,027
GAMR	40,456,291	4,257,663	(1,430,711)	2,826,952

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2017, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Undistributed Long-term Gain	Total Accumulated Gain (Loss)
SILJ	$—	$—	$—	$(18,817,133)	$—	$28,096,777
HACK	—	—	—	(196,892,868)	—	(152,205,787)
IPAY	61,070	—	61,070	(173,403)	—	20,854,608
IFLY	263,376	2,383	265,759	—	—	5,582,786
GAMR	168,037	—	168,037	—	—	2,994,989

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2017, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
SILJ	$18,738,756	Indefinite
HACK	196,049,384	Indefinite
IPAY	172,403	Indefinite
IFLY	—	Indefinite
GAMR	—	Indefinite

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2017.

	Late Year Ordinary Loss	Post- October Capital Loss
SILJ	$78,377	$—
HACK	933,484	—
IPAY	—	—
IFLY	—	—
GAMR	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Loss	Paid-In Capital
SILJ	$289,106	$(3,535,059)	$3,245,953
HACK	(41,251)	(60,487,918)	60,529,169
IPAY	(21,624)	(5,557,187)	5,578,811
IFLY	(5,567)	(246,956)	252,523
GAMR	45,831	(2,668,537)	2,622,706

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal years are as follows:

	Year Ended September 30, 2017		Year Ended September 30, 2016
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
SILJ	$258,169	$—	$87,131	$—
HACK	3,740,625	—	5,498,499	—
IPAY	31,641	—	40,000	—
IFLY	101,055	28,851	4,000	—
GAMR	114,780	96,540	—	—

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 10 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned 5% or more of the voting securities of the following companies during the six months ended March 31, 2018.  After ETFMG Prime Cyber Security ETF sold some of their holdings in SecureWorks Corp., the company was no longer deemed an affiliate of the Fund as defined by the 1940 Act. Carbonite, Inc. is deemed to be an affiliate of the Fund as of March 31, 2018.  Transactions during the period in these securities were as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance March 31, 2018	Realized Losses[1]	Net Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2018

SecureWorks
Corp.	768,717	370,477	(675,052)	464,142	(2,439,590)	(1,049,026)	—	3,750,267
Carbonite,
Inc.*	—	1,970,020	(127,118)	1,842,902	(521,439)	(7,713,987)	—	53,075,578
Total		2,340,497	(802,170)	2,307,044	(2,961,029)

ETFMG Prime Mobile Payments ETF

ETFMG Prime Mobile Payments ETF owned 5% or more of the voting securities of the following company during the six months ended March 31, 2018.  Dai-ichi Life Holdings, Inc is deemed to be an affiliate of the Fund as of March 31, 2018 as defined by the 1940 Act.  Transactions during the period in this security was as follows:

Share Activity
Security Name	Balance September 30, 2017	Purchases	Sales	Balance March 31, 2018	Realized Losses[1]	Net Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2018
Dai-ichi Life Holdings, Inc.*	—	659,409	(23,900)	635,509	(19,395)	(1,354,264)	271,276	11,601,675

*Affiliate as of March 31, 2018.

[1]	Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28, 2018, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Prime Junior Silver ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Drone Economy Strategy ETF (“IFLY”) and ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds’ shareholders by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds.  The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28, 2018, and throughout the year.  Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition.  The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.  The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-today investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the  Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place.  The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance
The Board then considered the past performance of the Funds. The Board reviewed information regarding the performance history of the Funds over various time periods, including the year-to-date period, the most recent one-year period and the period since each Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index.  The Board reviewed information regarding each Fund’s index tracking during the time it was managed by the Adviser, discussing, as applicable, factors which contributed to each Fund’s tracking error over certain periods of time.  The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including the cash drag, the effect of trading stocks denominated in foreign currencies and the effects of rebalancing index components.  The Board noted that the Funds’ performance was nonetheless generally in line with that of their underlying indexes.  The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index.  The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance at its quarterly meetings.

Cost of Services Provided and Economies of Scale
The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for each of the Funds was higher than the average and median expense ratios for its comparable ETFs.  The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.  The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fees and resources.  The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability provided at the meeting.  The Board concluded that the advisory fee for each of the Funds was reasonable in light of the factors considered.

ETFMG™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

In addition, the Board considered whether economies of scale may be realized for the Funds.  The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size.  The Board noted that a unitary fee provides a level of certainty in expenses for the Funds. The Trustees concluded that the flat advisory fee was reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

ETFMG™ ETFs

EXPENSE EXAMPLES
For the Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, and ETFMG Video Game Tech ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including unitary fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During the Period ^
ETFMG Prime Junior Silver ETF
Actual	$1,000.00	$897.40	$3.26
Hypothetical (5% annual)	1,000.00	1,021.49	3.48
ETFMG Prime Cyber Security ETF
Actual	1,000.00	1,138.30	3.20
Hypothetical (5% annual)	1,000.00	1,021.94	3.02
ETFMG Prime Mobile Payments ETF
Actual	1,000.00	1,112.60	3.95
Hypothetical (5% annual)	1,000.00	1,021.19	3.78
ETFMG Drone Economy Strategy ETF
Actual	1,000.00	960.70	3.67
Hypothetical (5% annual)	1,000.00	1,021.19	3.78
ETFMG Video Game Tech ETF
Actual	1,000.00	1,092.40	3.91
Hypothetical (5% annual)	1,000.00	1,021.19	3.78

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2017 to March 31, 2018).

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION
March 31, 2018

INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Fund files its Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Funds’ first and third fiscal quarters. For each Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Funds’ N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Funds’ portfolio holdings are posted on the Funds’ website at www.ETFMG.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

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Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
 March 31, 2018

ETFMG Alternative Harvest ETF
 Ticker: MJ

The fund is a series of ETF Managers Trust.

ETFMG Alternative Harvest ETF

March 31, 2018

ETFMG Alternative Harvest ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ETFMG Alternative Harvest ETF Exchange-Traded Fund (“MJ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2017 to March 31, 2018.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Alternative Harvest Index (the “Index”). On December 26, 2017, the Fund’s investment objective and principal investment strategy were substantially revised. The performance and average annual total returns shown for periods prior to December 26, 2017 is likely to have differed had the Fund’s current investment strategy been in effect during those periods. Over the 6-month period the Fund NAV decreased -2.80%, which reflects the cumulative result of performance of the Fund under two different investment strategies for that period.

HISTORICAL PERFORMANCE FOR THE ETFMG ALTERNATIVE HARVEST ETF
	6 Month	Cumulative Since Inception	1 Year	Annualized Since Inception
Market	-4.32	41.90	6.36	16.22
NAV	-2.80	43.30	7.38	16.71
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

You can find further details about MJ by visiting www.etfmj.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.
2

ETFMG Alternative Harvest ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2018	6 Months Return[1]	1 Year Return	Since Inception (12/3/2015)
ETFMG Alternative Harvest ETF (NAV)[2]	-2.80%	7.38%	16.71%
ETFMG Alternative Harvest ETF (Market)[2]	-4.32%	6.36%	16.22%
S&P 500 Index[3]	5.84%	14.07%	13.87%
Prime Alternative Harvest Index[3]	-3.30%	7.20%	17.46%

Total Fund Operating Expenses[4]			0.75%
1.      Not annualized.

2.      The Fund’s investment objective changed on December 26, 2017.  Performance of the Fund prior to December 26, 2017 was based on an entirely different index.

3.      The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

4.      The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  All performance is historical and includes reinvestment of dividends and capital gains.  Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on December 3, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.
3

ETFMG Alternative Harvest ETF

Top Ten Holdings*
	Security	% of Total Investments†
1	Canopy Growth Corp.	5.25%
2	Hydropothecary Corp.	4.82%
3	Cannabis Wheaton Income Corp.	4.70%
4	GW Pharmaceuticals PLC - ADR	4.67%
5	CannTrust Holdings, Inc.	4.58%
6	MedReleaf Corp.	4.54%
7	Emerald Health Therapeutics, Inc.	4.04%
8	Aurora Cannabis, Inc.	4.01%
9	Organigram Holdings, Inc.	3.59%
10	Corbus Pharmaceuticals Holdings, Inc.	3.59%

	Top Ten Holdings = 43.79% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.
4

ETFMG Alternative Harvest ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only, typically consisting of aggregations of 50,000 shares.
5

ETFMG Alternative Harvest ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited)

ETFMG Alternative Harvest ETF
As a percent of Net Assets:
Australia	2.6%
Canada	62.0
Denmark	1.2
Hong Kong	1.2
Italy	1.3
Japan	1.3
Mexico	— ^
Spain	1.4
Sweden	1.3
United Kingdom	7.9
United States	17.4
Short-Term and other Net Assets (Liabilities)	2.4
100.0%

^  Less than 0.05%.

6

ETFMG Alternative Harvest ETF
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.6%
Australia - 2.6%
Pharmaceuticals - 2.6%
Cann Group Ltd. (a)	4,138,956	$9,473,187

Canada - 62.0%
Cosmetics/Personal Care - 2.2%
Isodiol International, Inc. (a)	9,944,351	8,181,792
Investment Companies - 9.3%
Cannabis Wheaton Income Corp. (a)	15,813,702	19,639,014
Cronos Group, Inc. (a) ^	2,173,235	14,625,872
Total Investment Companies		34,264,886
Miscellaneous Manufacturing - 1.6%
Radient Technologies, Inc. (a)	4,976,786	5,678,484
Pharmaceuticals - 48.9%
ABcann Global Corp. (a)	7,256,969	9,688,351
Aphria, Inc. (a)	17,778	158,551
Aurora Cannabis, Inc. (a)	2,289,285	16,756,283
CannTrust Holdings, Inc. (a)	3,125,002	19,113,607
Canopy Growth Corp. (a)	838,045	21,895,133
Emerald Health Therapeutics, Inc. (a)	4,247,366	16,879,353
Hiku Brands Company Ltd. (a)	3,908,065	6,794,788
Hydropothecary Corp. (a)	6,381,571	20,110,357
MedReleaf Corp. (a)	1,392,243	18,932,819
Newstrike Resources Ltd. (a)	14,420,938	12,760,406
Organigram Holdings, Inc. (a)	4,844,817	15,004,323
Supreme Cannabis Co., Inc. (a)	10,270,600	14,030,548
TerrAscend Corp. (a)	2,026,366	7,864,191
Total Pharmaceuticals		179,988,710
Total Canada		228,113,872

Denmark - 1.2%
Tobacco - 1.2%
Scandinavian Tobacco Group AS	250,602	4,405,162

Hong Kong - 1.2%
Chemicals - 1.2%
Huabao International Holdings Ltd.	6,724,687	4,455,620

Italy - 1.3%
Machinery - 1.3%
Gima TT SpA	222,677	4,756,522

Japan - 1.3%
Tobacco - 1.3%
Japan Tobacco, Inc.	173,991	5,013,423

The accompanying notes are an integral part of these financial statements.

7

ETFMG Alternative Harvest ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
Mexico - 0.0%
Construction & Engineering - 0.0%
Empresas ICA SAB de CV (a)(c)	155,893	$—

Spain - 1.4%
Paper & Forest Products - 1.4%
Miquel y Costas & Miquel SA	118,009	5,125,712

Sweden - 1.3%
Tobacco - 1.3%
Swedish Match AB	109,937	4,970,325

United Kingdom - 7.9%
Pharmaceuticals - 5.3%
GW Pharmaceuticals PLC - ADR (a)	172,891	19,479,628
Tobacco - 2.6%
British American Tobacco PLC	82,031	4,754,336
Imperial Brands PLC	135,248	4,603,396
Total Tobacco		9,357,732
Total United Kingdom		28,837,360

United States - 17.4%
Biotechnology - 7.5%
Arena Pharmaceuticals, Inc. (a)	114,890	4,538,155
Cara Therapeutics, Inc. (a) ^	337,486	4,178,077
Corbus Pharmaceuticals Holdings, Inc. (a) ^	2,456,921	14,987,218
Insys Therapeutics, Inc. (a) ^	649,898	3,925,384
Total Biotechnology		27,628,834
Chemicals - 1.2%
Scotts Miracle-Gro Co. ^	52,850	4,531,887
Paper & Forest Products - 1.3%
Schweitzer-Mauduit International, Inc.	120,897	4,733,118
Tobacco - 7.4%
22nd Century Group, Inc. (a) ^	1,741,659	4,092,899
Altria Group, Inc.	73,976	4,610,184
Philip Morris International, Inc.	44,841	4,457,195
Turning Point Brands, Inc.	224,595	4,366,127
Universal Corp. ^	95,692	4,641,062
Vector Group Ltd. ^	229,293	4,675,284
Total Tobacco		26,842,751
Total United States		63,736,590
TOTAL COMMON STOCKS (Cost $416,829,023)		358,887,773

The accompanying notes are an integral part of these financial statements.

8

ETFMG Alternative Harvest ETF
Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (b)	13,199,605	$13,199,605
TOTAL SHORT-TERM INVESTMENTS (Cost $13,199,605)		13,199,605

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 12.3%
Investment Companies - 12.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		45,347,164
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost 45,347,164)		45,347,164

Total Investments (Cost $475,375,792) - 113.5%		417,434,542
Liabilities in Excess of Other Assets - (13.5)%		(49,508,878)
TOTAL NET ASSETS - 100.0%		$367,925,664

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
(c)	Includes a security that is categorized as Level 3 per the Trust’s fair value hierachy. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $45,347,164 as of March 31, 2018.
^	All or a portion of this security is out on loan as of March 31, 2018. Total value of securities out on loan is $45,267,643.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

9

ETFMG Alternative Harvest ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2018 (Unaudited)

ETFMG Alternative Harvest ETF
ASSETS
Investments in securities, at fair value*	$417,434,542
Receivables:
Dividends and interest receivable	208,832
Receivable for investments sold	22,736,626
Securities lending income receivable	350,378
Total Assets	$440,730,378

LIABILITIES
Collateral received for securities loaned (Note 7)	45,347,164
Payables:
Payable for investments purchased	27,206,609
Unitary fees payable	250,941
Total Liabilities	72,804,714
Net Assets	$367,925,664

NET ASSETS CONSIST OF:
Paid-in Capital	$441,863,032
Undistributed (accumulated) net investment income	341,865
Accumulated net realized loss on investments	(16,329,386)
Net unrealized depreciation on:
Investments in securities	(57,941,250)
Foreign currency and translation of other assets and liabilities in foreign currency	(8,597)
Net Assets	$367,925,664

*Identified Cost:
Investments in unaffiliated securities	$475,375,792

Shares Outstanding^	12,400,000
Net Asset Value, Offering and Redemption Price per Share	$29.67

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

10

ETFMG Alternative Harvest ETF

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2018 (Unaudited)

ETFMG Alternative Harvest ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $6,268)	$760,665
Interest	15,322
Securities lending Income	1,016,452
Total Investment Income	1,792,439

Expenses:
Unitary fees	690,046
Total Expenses	690,046
Net Investment Income	1,102,393
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) On:
Unaffiliated investments	(16,967,123)
In-Kind redemptions	793,310
Foreign currency	(108,189)
Net Realized Loss on Investments and Foreign Currency	(16,282,002)
Net Change in Unrealized Depreciation of:
Unaffiliated investments in securities	(58,729,943)
Foreign currency and foreign currency translation	(8,626)
Net Change in unrealized depreciation of investments	(58,738,569)
Net Realized and Unrealized Loss on Investments	(75,020,571)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,918,178)

The accompanying notes are an integral part of these financial statements.

11

ETFMG Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

OPERATIONS
Net investment income	$1,102,393	$69,004
Net realized gain (loss) on investments	(16,282,002)	68,596
Net change in unrealized appreciation (depreciation) of investments	(58,738,569)	415,461
Net increase (decrease) in net assets resulting from operations	(73,918,178)	553,061

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(665,685)	(263,218)
From net realized gain	(40,848)	(70,581)
Total Distributions to Shareholders	(706,533)	(333,799)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	436,273,905	3,084,065
Transaction Fees (See Note 1)	5,063	4,359
Net increase in net assets from capital share transactions	436,278,968	3,088,424
Net increase in net assets	$361,654,257	$3,307,686
NET ASSETS
Beginning of Period	6,271,407	2,963,721
End of Period	$367,925,664	$6,271,407
Undistributed net investment income (loss)	$341,865	$(94,843)

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	12,400,000	442,731,015	100,000	$3,084,065
Transaction Fees (See Note 1)	—	5,063	—	4,359
Shares Redeemed	(200,000)	(6,457,110)	—	—
Net Transactions in Fund Shares	12,200,000	$436,278,968	100,000	$3,088,424
Beginning Shares	200,000		100,000
Ending Shares	12,400,000		200,000

The accompanying notes are an integral part of these financial statements.

12

ETFMG Alternative Harvest ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Period	$31.36	$29.64	$25.00
Income from Investment Operations:
Net investment income [2]	0.20	0.57	0.98
Net realized and unrealized gain (loss) on investments	(1.07)	4.42	4.59
Total from investment operations	(0.87)	4.99	5.57
Less Distributions:
Distributions from net investment income	(0.62)	(2.56)	(0.93)
Distributions from net realized gain	(0.20)	(0.71)	—
Total distributions	(0.82)	(3.27)	(0.93)
Net asset value, end of period	$29.67	$31.36	$29.64
Total Return	-2.80%[3]	20.23%	22.63%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$367,926	$6,271	$2,964
Expenses to Average Net Assets	0.75%[4]	0.79%	0.79%[4]
Net Investment Income to Average Net Assets	1.20%[4]	1.98%	5.88%[4]
Portfolio Turnover Rate	86%[3]	44%	44%[3]

[1]	Commencement of operations on December 2, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

13

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Alternative Harvest ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index (the “Index”).  The Fund commenced operations on December 2, 2015 as the Tierra XP Latin America Real Estate ETF.  Effective December 26, 2017, the Board of Trustees of the Trust approved the following changes to the Fund:  a) The Fund’s name was changed to the ETFMG Alternative Harvest ETF b) the Fund’s former underlying index, the Solactive Latin America Real Estate Index, was replaced with the Prime Alternative Harvest Index; c) The Fund’s investment objective was changed to the following: “The ETFMG Alternative Harvest ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index” (the “New Index”); and d) the non-fundamental policy that, under normal circumstances, the Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of real estate related companies in Latin America will be eliminated.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

14

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2018, the Fund held one fair value security. More detail on this security can be found in the Schedule of Investments.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

15

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value as of March 31, 2018:

ETFMG Alternative Harvest ETF+
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$358,887,773	$—	$—	(1)	$358,887,773
Investments Purchased with Securities Lending
Collateral*	—	—	—		45,347,164
Short-Term Investments	13,199,605	—	—		13,199,605
Total Investments in Securities	$358,887,773	$—	$—		$417,434,542

+ On March 30, 2018, US and certain other financial markets were closed, while some foreign markets were open. The Fund was re-priced for financial reporting purposes to reflect in the valuation, the transactions related to open foreign market activities called at the official closing price on the primary market of exchange on which the securities trade.

^ See Schedule of Investments for classifications by country and industry.

(1) Includes a security valued at $0.

The ETFMG Alternative Harvest ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.  This security transferred from Level 1 to Level 3 due to being previously priced in an active market.  There were no transfers into or out of Level 2 during the six months ended March 31, 2018.  Transfers between levels are recognized at the end of the reporting period.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

16

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis.  Distributions to Shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

17

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the ETFMG Alternative Harvest ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Non-U.S. Regulatory Risks of the Marijuana Industry. The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of marijuana, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational Risks of the Marijuana Industry. Companies involved in the marijuana industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical marijuana research or to otherwise cultivate, possess or distribute marijuana. Since the use of marijuana is illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of marijuana.

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Consumer Staples Sector Risk. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
18

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). From the period October 1, 2017 to December 25, 2017, the Fund’s Sponsor was Tierra Funds, LLC. Tierra Funds, LLC agreed to sublicense the use of the Underlying Index to the Advisor. Effective December 26, 2017, the Advisor has entered into an Agreement with ETFMG Financial, LLC (the “Sponsor”). The Sponsor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.
19

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-l under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the six months ended March 31, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, six months ended March 31, 2018:

	Purchases	Sales
ETFMG Alternative Harvest ETF	$159,823,254	$164,853,016

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the six months ended March 31, 2018:

	Purchases In-Kind	Sales In-Kind
ETFMG Alternative Harvest ETF	$440,383,639	$6,484,340

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the six months ended March 31, 2018.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

20

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

As of March 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
ETFMG Alternative Harvest ETF	$45,267,643	$45,347,164

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Interest income earned on collateral investments (including applicable fees) and recognized by the Fund during the six months ended March 31, 2018, aggregated $1,016,452.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2017 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG Alternative Harvest ETF	$5,811,821	$930,946	$(387,897)	$543,049

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain
ETFMG Alternative Harvest ETF	$112,470	$35,323	$147,793	$(3,499)	$687,343

As of September 30, 2017, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
ETFMG Alternative Harvest ETF	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.
21

ETFMG Alternative Harvest ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

	Late Year Ordinary Loss	Post-October Capital Loss
ETFMG Alternative Harvest ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
ETFMG Alternative Harvest ETF	$99,535	$(93,119)	$(6,416)

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2017 and September 30, 2016 are as follows:

	Year Ended September 30, 2017		Year Ended September 30, 2016
	From	From	From	From
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ETFMG Alternative Harvest ETF	$263,218	$70,581	$93,090	$—

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

22

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28, 2018, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Alternative Harvest ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28, 2018, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

23

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance
The Board then considered the past performance of the Fund. The Board reviewed information regarding the performance history of the Fund over various time periods, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking during the time it was managed by the Adviser, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted that the Fund converted to a new investment objective to track a substantially different underlying index, effective December 26, 2017, and the majority of the information of tracking error considered related to the prior underlying index. The Board noted that the Fund’s performance was generally in line with that of its underlying index. The Board concluded that the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Services Provided and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for the Fund was higher than the average and median expense ratios for its comparable ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fees and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability provided at the meeting. The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.

24

ETFMG Alternative Harvest ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

25

ETFMG Alternative Harvest ETF

EXPENSE EXAMPLE
Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of ETFMG Alternative Harvest ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including unitary fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ETFMG Alternative Harvest ETF

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During the Period^
Actual	$1,000.00	$972.00	$3.88
Hypothetical (5% annual)	$1,000.00	$1,020.99	$3.98

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2017 to March 31, 2018).
26

ETFMG Alternative Harvest ETF

SUPPLEMENTARY INFORMATION
March 31, 2018 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmj.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmj.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmj.com. Read the prospectus carefully before investing.

27

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Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2018

BlueStar Israel Technology ETF
Ticker: ITEQ

The fund is a series of ETF Managers Trust.

BlueStar Israel Technology ETF

March 31, 2018

BlueStar Israel Technology ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the BlueStar Israel Technology Exchange-Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2017 to March 31, 2018.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology Index (the “Index”).

Over the 6-month period ending March 31, 2018, the Fund NAV increased 2.49% while the Index increased 2.84%. The difference was primarily attributable to Fund expenses that are not a part of the Index. The best performers were SolarEdge (up 84.24%) and Mellanox Technologies (up 54.51%). The worst performers were Vascular Biogenics (down - 62.30%) and OPKO Health (down - 54.60%).

We believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel-based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

There is much ahead for Israeli Technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.iteqetf.com, or by calling 1-844-ETF-MGRS. (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.
2

BlueStar Israel Technology ETF
Growth of $10,000 (Unaudited)

			Since
Average Annual Returns	6 Months	1 Year	Inception
Period Ended March 31, 2018	Return[1]	Return	(11/2/2015)
BlueStar Israel Technology ETF (NAV)	2.49%	13.25%	11.19%
BlueStar Israel Technology ETF (Market)	2.59%	13.45%	11.44%
S&P 500 Index[2]	5.84%	14.07%	12.26%
BlueStar Israel Global Technology Index [2]	2.84%	14.23%	12.03%
Total Fund Operating Expenses[3]			0.75%
1.  Not annualized.

2.  The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  All performance is historical and includes reinvestment of dividends and capital gains.  Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares.  The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.
3

BlueStar Israel Technology ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Nice Ltd.	6.99%
2	Amdocs Ltd.	6.81%
3	Check Point Software Technologies Ltd.	6.35%
4	Mellanox Technologies Ltd.	4.37%
5	Wix.com Ltd.	4.08%
6	Orbotech Ltd.	3.71%
7	Elbit Systems Ltd.	3.69%
8	Verint Systems, Inc.	3.58%
9	Tower Semiconductor Ltd.	3.34%
10	Ormat Technologies, Inc.	2.85%

 Top Ten Holdings = 45.77% of Total Investments†
 * Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.
4

BlueStar Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The BlueStar Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology Index (“BIGITech”).

Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the BIGITech. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The BlueStar Israel Global Technology Index (“BIGITech”) is an index of more than 60 Israeli technology companies listed on global stock exchanges in Tel Aviv, New York, London and elsewhere.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

BlueStar Israel Technology ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited)

BlueStar Israel
Technology ETF
As a percent of Net Assets:
Australia	0.6%
Guernsey	8.1
Hong Kong	0.4
Israel	60.8
Jersey	3.1
Netherlands Antilles	0.4
United Kingdom	4.2
United States	21.7
Short-Term and other Net Assets (Liabilities)	0.7
100.0%
6

BlueStar Israel Technology ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.3%
Australia - 0.6%
Commercial Services & Supplies - 0.3%
Fluence Corp Ltd. (a)	328,475	$133,711
Diversified Telecommunication Services - 0.3%
Sky And Space Global Ltd. (a)	1,149,962	105,987
Total Australia		239,698

Guernsey - 8.1%
IT Services - 8.1%
Amdocs Ltd.	43,392	2,895,115
SafeCharge International Group Ltd.	46,281	189,926
Total IT Services		3,085,041

Hong Kong - 0.4%
Health Care Equipment & Supplies - 0.4%
Sisram Medical Ltd. (a)	209,793	156,379

Israel - 60.8%
Aerospace & Defense - 4.7%
Aeronautics Ltd. (a)	50,635	132,867
Elbit Systems Ltd.	13,068	1,568,487
RADA Electronic Industries Ltd. (a) ^	39,999	94,398
Total Aerospace & Defense		1,795,752
Auto Components - 0.3%
Foresight Autonomous Holdings Ltd. (a)	141,632	99,776
Biotechnology - 2.9%
BioLine RX Ltd. - ADR (a)	125,698	109,357
Evogene Ltd. (a)	35,116	110,226
Galmed Pharmaceuticals Ltd. (a)	15,068	83,929
Intec Pharma Ltd. (a)	28,356	175,507
Kamada Ltd. (a)	35,633	163,455
UroGen Pharma Ltd. (a)	8,161	405,520
Vascular Biogenics Ltd. (a) ^	19,614	45,112
Total Biotechnology		1,093,106
Communications Equipment - 4.1%
AudioCodes Ltd. (a)	24,419	174,596
Ceragon Networks Ltd. (a)	69,858	187,918
Ituran Location and Control Ltd.	11,409	354,820
RADCOM Ltd. (a)	9,697	177,940
Radware Ltd. (a)	24,017	512,763
Silicom Ltd. (a)	4,255	146,415
Total Communications Equipment		1,554,452
Electronic Equipment, Instruments & Components - 4.8%
Arad Ltd.	12,369	123,175
Magal Security Systems Ltd. (a)	24,306	140,246

The accompanying notes are an integral part of these financial statements.
7

BlueStar Israel Technology ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Orbotech Ltd. (a)	25,326	$1,574,770
Total Electronic Equipment, Instruments & Components		1,838,191
Health Care Equipment & Supplies - 2.1%
Mazor Robotics Ltd. (a)	27,250	800,191
Household Durables - 0.5%
Maytronics Ltd.	40,469	200,178
Independent Power and Renewable Electricity Producers - 0.8%
Energix-Renewable Energies Ltd. (a)	153,026	148,332
Enlight Renewable Energy Ltd. (a)	342,111	170,490
Total Independent Power and Renewable Electricity Producers		318,822
Internet Software & Services - 4.5%
Wix.com Ltd. (a)	21,775	1,732,202
IT Services - 2.0%
Formula Systems (1985) Ltd.	6,561	239,051
Malam - Team Ltd.	1,148	123,584
Matrix IT Ltd.	23,700	267,230
One Software Technologies Ltd.	3,706	145,806
Total IT Services		775,671
Life Sciences Tools & Services - 0.6%
Compugen Ltd. (a)	51,871	222,118
Machinery - 1.3%
Kornit Digital Ltd. (a) ^	20,666	266,592
Sarine Technologies Ltd.	254,030	216,995
Total Machinery		483,587
Pharmaceuticals - 1.2%
Foamix Pharmaceuticals Ltd. (a) ^	32,021	164,268
MediWound Ltd. (a)	26,955	140,166
Redhill Biopharma Ltd. - ADR (a) ^	26,266	135,795
Total Pharmaceuticals		440,229
Semiconductors & Semiconductor Equipment - 10.2%
Camtek Ltd.	25,373	171,268
Mellanox Technologies Ltd. (a)	25,497	1,857,456
Nova Measuring Instruments Ltd. (a)	18,186	489,336
Tower Semiconductor Ltd. (a)	52,647	1,418,389
Total Semiconductors & Semiconductor Equipment		3,936,449
Software - 19.3%
Allot Communications Ltd. (a)	31,120	170,612
Attunity Ltd. (a)	20,006	150,045
Check Point Software Technologies Ltd. (a) ^	27,162	2,698,273
CyberArk Software Ltd. (a)	20,010	1,020,910
Hilan Ltd.	11,499	255,446
Magic Software Enterprises Ltd.	23,058	188,337
Nice Ltd. (a)	31,992	2,970,633
Total Software		7,454,256
Technology Hardware, Storage & Peripherals - 1.5%
Stratasys Ltd. (a) ^	29,019	585,603
Total Israel		23,330,583

The accompanying notes are an integral part of these financial statements.
8

BlueStar Israel Technology ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Jersey - 3.1%
Health Care Equipment & Supplies - 2.3%
Novocure Ltd. (a) ^	41,049	$894,869
Internet Software & Services - 0.8%
XLMedia PLC	137,959	307,754
Total Jersey		1,202,623

Netherlands Antilles - 0.4%
Software - 0.4%
Sapiens International Corporation NV	19,088	167,883

United Kingdom - 4.2%
Communications Equipment - 0.5%
Telit Communications PLC	87,114	183,575
Diversified Financial Services - 1.9%
Plus500 Ltd.	46,545	744,448
Hotels, Restaurants & Leisure - 1.4%
888 Holdings PLC	140,881	533,274
Media - 0.4%
Taptica international Ltd.	37,687	164,969
Total United Kingdom		1,626,266

United States - 21.7%
Aerospace & Defense - 0.3%
Arotech Corp. (a)	34,041	103,825
Biotechnology - 2.4%
BrainStorm Cell Therapeutics, Inc. (a) ^	30,053	94,667
OPKO Health, Inc. (a)	195,663	613,608
Pluristem Therapeutics, Inc. (a)	108,541	142,407
Protalix BioTherapeutics, Inc. (a)	199,402	103,351
Total Biotechnology		954,033
Commercial Services & Supplies - 0.3%
Pointer Telocation Ltd. (a)	7,873	115,393
Communications Equipment - 0.5%
Gilat Satellite Networks Ltd. (a)	23,603	201,872
Electric Utilities - 3.2%
Ormat Technologies, Inc.	21,232	1,213,049
Internet Software & Services - 1.5%
LivePerson, Inc. (a)	37,000	586,392
Pharmaceuticals - 0.2%
Oramed Pharmaceuticals, Inc. (a)	13,478	87,742
Semiconductors & Semiconductor Equipment - 4.4%
CEVA, Inc. (a)	13,468	487,542
DSP Group, Inc. (a)	17,215	203,137
SolarEdge Technologies, Inc. (a)	19,020	1,000,452
Total Semiconductors & Semiconductor Equipment		1,691,131

The accompanying notes are an integral part of these financial statements.
9

BlueStar Israel Technology ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Software - 8.9%
ForeScout Technologies, Inc. (a)	6,749	$218,938
Imperva, Inc. (a)	19,074	825,904
Varonis Systems, Inc. (a)	13,433	812,697
Verint Systems, Inc. (a)	35,748	1,522,865
Total Software		3,380,404
Total United States		8,333,841
TOTAL COMMON STOCKS (Cost $35,316,838)		38,142,314

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (b)	19,213	19,213
TOTAL SHORT-TERM INVESTMENTS (Cost $19,213)		19,213

INVESTMENTS PURCHASED WITH SECURITIES LENDING
COLLATERAL - 11.3%
Investment Companies - 11.3%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		4,334,602
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $4,334,602)		4,334,602

Total Investments (Cost $39,670,653) - 110.7%		42,496,129
Liabilities in Excess of Other Assets - (10.7)%		(4,108,135)
TOTAL NET ASSETS - 100.0%		$38,387,994

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $4,334,602 as of March 31, 2018.
^	All or a portion of this security is out on loan as of March 31, 2018. Total value of securities out on loan is $4,271,286.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.
10

BlueStar Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2018 (Unaudited)

BlueStar
Israel
Technology
ETF
ASSETS
Investments in securities, at fair value*	$42,496,129
Cash	4,883
Foreign currency	212
Receivables:
Receivable for investments sold	143,788
Dividends and interest receivable	99,611
Securities lending income receivable	2,521
Total Assets	42,747,144

LIABILITIES
Collateral received for securities loaned (Note 7)	4,334,602
Payables:
Unitary fees payable	24,548
Total Liabilities	4,359,150
Net Assets	$38,387,994

NET ASSETS CONSIST OF:
Paid-in Capital	$35,621,547
Undistributed (accumulated) net investment loss	(139,731)
Accumulated net realized gain on investments	80,707
Net unrealized appreciation (depreciation) on:
Investments in securities	2,825,476
Foreign currency and translation of other assets and liabilities in foreign currency	(5)
Net Assets	$38,387,994

*Identified Cost:
Investments in securities	$39,670,653
Foreign currency	217

Shares Outstanding^	1,200,000
Net Asset Value, Offering and Redemption Price per Share	$31.99

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
11

BlueStar Israel Technology ETF

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2018 (Unaudited)

BlueStar
Israel
Technology
ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $6,619)	$129,988
Interest	428
Securities lending income	13,650
Total Investment Income	144,066
Expenses:
Unitary fees	118,818
Net Investment Income	25,248
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(102,604)
In-Kind redemptions	463,829
Foreign currency	167
Net Realized Gain on Investments and Foreign Currency	361,392
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments	186,712
Foreign currency and foreign currency translation	(10)
Net Change in Unrealized Appreciation of Investments and Foreign Currency	186,702
Net Realized and Unrealized Gain on Investments	548,094
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$573,342

The accompanying notes are an integral part of these financial statements.
12

BlueStar Israel Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
OPERATIONS
Net investment income	$25,248	$8,590
Net realized gain on investments	361,392	221,184
Net change in unrealized appreciation of investments	186,702	2,411,218
Net increase in net assets resulting from operations	573,342	2,640,992
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(163,624)	(18,370)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	14,440,025	15,800,080
Net increase in net assets	$14,849,743	$18,422,702
NET ASSETS
Beginning of Period	23,538,251	5,115,549
End of Period	$38,387,994	$23,538,251
Undistributed net investment loss	$(139,731)	$(1,355)

(a) Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	550,000	$17,611,895	650,000	$18,752,200
Reinvested Dividends	—	—	—	—
Shares Redeemed	(100,000)	(3,171,870)	(100,000)	(2,952,120)
	450,000	$14,440,025	550,000	$15,800,080
Beginning Shares	750,000		200,000
Ending Shares	1,200,000		750,000

The accompanying notes are an integral part of these financial statements.
13

BlueStar Israel Technology ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months
	Ended
	March 31,	Year Ended	Period Ended
	2018	September 30,	September 30,
	(Unaudited)	2017	2016[1]

Net Asset Value, Beginning of Period	$31.38	$25.58	$25.00
Income from Investment Operations:
Net investment income [2]	0.03	0.02	0.05
Net realized and unrealized gain on investments	0.75	5.87	0.53
Total from investment operations	0.78	5.89	0.58
Less Distributions:
Distributions from net investment income	(0.17)	(0.09)	—
Total distributions	(0.17)	(0.09)	—
Net asset value, end of period	$31.99	$31.38	$25.58
Total Return	2.49%[3]	23.16%	2.31%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$38,388	$23,538	$5,116
Expenses to Average Net Assets	0.75%[4]	0.75%	0.75%[4]
Net Investment Income to Average Net Assets	0.16%[4]	0.07%	0.23%[4]
Portfolio Turnover Rate	6%[3]	19%	14%[3]

[1]	Commencement of operations on November 2, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.
14

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

BlueStar Israel Technology ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology Index (“BIGITech”). The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at  approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

15

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2018, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide  variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
16

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

The following table presents a summary of the Funds’ assets measured at fair value as of March 31, 2018:

BlueStar Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,142,314	$—	$—	$38,142,314
Short-Term Investments	19,213	—	—	19,213
Investments Purchased with Securities Lending
Collateral*	—	—	—	4,334,602
Total Investments in Securities	$38,161,527	$—	$—	$42,496,129

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

There were no transfers between Levels 1, 2 and 3 during the six months ended March 31, 2018.  Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific  identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

17

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis.  Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the BlueStar Israel Technology ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
18

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ITEQ ETF Partners, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. ITEQ ETF Partners, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S.  The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
19

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the six months ended March 31, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the six months ended March 31, 2018:

	Purchases	Sales
BlueStar Israel Technology ETF	$1,904,620	$2,415,828

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the six months ended March 31, 2018:

	Purchases	Sales
	In-Kind	In-Kind
BlueStar Israel Technology ETF	$17,491,016	$2,266,061

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the six months ended March 31, 2018.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2018, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
20

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

As of March 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
BlueStar Israel Technology ETF	$4,271,286	$4,334,602

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

Interest income earned on collateral investments (including applicable fees) and recognized by the Fund during the six months ended March 31, 2018, aggregated $13,650.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2017 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
BlueStar Israel Technology ETF	$26,134,679	$3,408,844	$(1,114,823)	$2,294,021

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	(Loss)	Gain
BlueStar Israel Technology ETF	$163,624	$—	$163,624	$(100,916)	$2,356,729

As of September 30, 2017, the Fund had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires
BlueStar Israel Technology ETF	$100,916	Indefinite
21

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.
Late Year
	Ordinary	Post-October
	Loss	Capital Loss
BlueStar Israel Technology ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
BlueStar Israel Technology ETF	$1,290	$(480,827)	$479,537

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2017 and September 30, 2016 are as follows:

	Year Ended September 30, 2017		Year Ended September 30, 2016
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
BlueStar Israel Technology ETF	$18,370	$—	$—	$—

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
22

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28, 2018, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of BlueStar Israel Technology ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.  The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28, 2018, and throughout the year.  Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition.  The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.  The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-today investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place.  The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).
23

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance
The Board then considered the past performance of the Fund. The Board reviewed information regarding the performance history of the Fund over various time periods, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index.  The Board reviewed information regarding the Fund’s index tracking during the time it was managed by the Adviser, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time.  The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was largely a result of costs incurred by the Fund not incurred by its underlying index.  The Board noted that the Fund’s performance was nonetheless generally in line with that of its underlying index.  The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index.  The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Services Provided and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for the Fund was higher than the average and median expense ratios for its comparable ETFs.  The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.  The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fees and resources.  The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability provided at the meeting.  The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Fund.  The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size.  The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.
24

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.
25

BlueStar Israel Technology ETF

Expense Example
Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of BlueStar Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including unitary fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

BlueStar Israel Technology ETF

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	October 1, 2017	March 31, 2018	Period^
Actual	$1,000.00	$1,024.90	$3.79

Hypothetical (5% annual)	$1,000.00	$1,021.19	$3.78

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2017 to March 31, 2018).
26

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION
March 31, 2018 (Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.iteqetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.iteqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.
27

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Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2018

Etho Climate Leadership U.S. ETF
Ticker: ETHO

The fund is a series of ETF Managers Trust.

Etho Climate Leadership U.S. ETFE

March 31, 2018

Etho Climate Leadership U.S. ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the fiscal period from October 1, 2017 to March 31, 2018.

The Fund saw positive performance during the fiscal period ended March 31, 2018. The NAV price for ETHO increased 7.66% while the Etho Climate Leadership Index – U.S. (“Index”), the Fund’s benchmark, increased 7.35% over the same period. The difference was primarily attributable to Fund expenses that are not a part of the Index.

As you may know, the Etho Climate Leadership U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 290 equities equally weighted and results in a carbon emissions profile that is, on average, 50-70% lower per dollar invested than conventional U.S. benchmark indices. ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’s standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF.

You can find further details about ETHO by visiting www.ethoetf.com, or by calling 1- 844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.
2

Etho Climate Leadership U.S. ETF
Growth of $10,000 (Unaudited)

			Since
Average Annual Returns	6 Months	1 Year	Inception
Period Ended March 31, 2018	Return[1]	Return	(11/18/2015)
Etho Climate Leadership U.S. ETF (NAV)	7.66%	17.87%	15.36%
Etho Climate Leadership U.S. ETF (Market)	7.55%	17.34%	15.34%
S&P 500 Index[2]	5.84%	14.07%	12.88%
Etho Climate Leadership Index - U.S.[2]	7.35%	17.34%	14.65%

Total Fund Operating Expenses[3]			0.45%
1.   Not annualized.

2.  The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares.  The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.
3

Etho Climate Leadership U.S. ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	First Solar, Inc.	0.62%
2	Alnylam Pharmaceuticals, Inc.	0.55%
3	Align Technology, Inc.	0.52%
4	NVIDIA Corp.	0.50%
5	Netflix, Inc.	0.47%
6	Interactive Brokers Group, Inc.	0.46%
7	IPG Photonics Corp.	0.45%
8	ServiceNow, Inc.	0.45%
9	PayPal Holdings, Inc.	0.42%
10	Red Hat, Inc.	0.41%

Top Ten Holdings = 4.82% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.
4

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).

Funds that invest in smaller companies may experience greater volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index – US (ticker: ETHO INDEX). To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Etho Climate Leadership Index™ (ECLI™) is an index of more than 350 companies listed on the NYSE Arca stock exchange that have the smallest carbon footprint in their industries.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited)

Etho Climate
Leadership
U.S. ETF
As a percent of Net Assets:
Bermuda	1.9%
Canada	0.3
Ireland	1.4
Jersey	0.4
Switzerland	0.6
United Kingdom	0.3
United States	93.7
Virgin Islands (UK)	0.4
Short-Term and other Net Assets (Liabilities)	1.0
100.0%
6

Etho Climate Leadership U.S. ETF
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.0%
Bermuda - 1.9%
Chemicals - 0.2%
Axalta Coating Systems Ltd. (a)	2,181	$65,844
Insurance - 1.4%
Arch Capital Group Ltd. (a)	740	63,337
Axis Capital Holdings Ltd.	1,056	60,794
Everest Re Group Ltd.	298	76,532
RenaissanceRe Holdings Ltd.	485	67,177
Validus Holdings Ltd.	1,254	84,582
White Mountains Insurance Group Ltd.	80	65,802
Total Insurance		418,224
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,672	80,657
Total Bermuda		564,725

Canada - 0.3%
Commercial Services & Supplies - 0.3%
Waste Connections, Inc.	1,193	85,586

Ireland - 1.4%
Biotechnology - 0.3%
Alkermes PLC (a)	1,201	69,610
Building Products - 0.3%
Allegion PLC	930	79,320
Insurance - 0.3%
Willis Towers Watson PLC	536	81,574
Pharmaceuticals - 0.5%
Allergan PLC	293	49,309
Jazz Pharmaceuticals PLC (a)	483	72,928
Total Pharmaceuticals		122,237
Total Ireland		352,741

Jersey - 0.4%
Auto Components - 0.4%
Aptiv PLC	873	74,179
Delphi Technologies PLC	291	13,866
Total Auto Components		88,045

Switzerland - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	946	94,505
Household Durables - 0.3%
Garmin Ltd. ^	1,383	81,500
Total Switzerland		176,005

The accompanying notes are an integral part of these financial statements.
7

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
United Kingdom - 0.3%
Insurance - 0.3%
Aon PLC	594	$83,356
Software - 0.0%
Micro Focus International PLC - ADR	406	5,700
Total United Kingdom		89,056

United States - 93.7%
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	914	85,651
Airlines - 0.4%
Alaska Air Group, Inc.	760	47,090
Southwest Airlines Co.	1,305	74,750
Total Airlines		121,840
Auto Components - 0.5%
BorgWarner, Inc.	1,684	84,587
Gentex Corp. ^	3,304	76,058
Total Auto Components		160,645
Automobiles - 0.7%
Harley-Davidson, Inc. ^	1,169	50,127
Tesla, Inc. (a) ^	249	66,266
Thor Industries, Inc.	729	83,959
Total Automobiles		200,352
Banks - 5.1%
Associated Banc-Corp	2,890	71,817
BancorpSouth Bank	2,327	73,999
Bank of Hawaii Corp.	855	71,051
BOK Financial Corp.	900	89,091
Citizens Financial Group, Inc.	2,048	85,975
Commerce Bancshares, Inc.	1,316	78,842
Cullen/Frost Bankers, Inc.	791	83,901
First Horizon National Corp.	3,815	71,836
First Republic Bank	746	69,087
Fulton Financial Corp.	3,953	70,166
M &T Bank Corp.	454	83,699
People’s United Financial, Inc.	3,912	72,998
Signature Bank (a)	471	66,858
South State Corp.	788	67,216
SVB Financial Group (a)	375	90,004
Synovus Financial Corp.	1,717	85,747
Valley National Bancorp	6,001	74,772
Zions Bancorp	1,674	88,270
Total Banks		1,395,329
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)	1,203	98,381
Alnylam Pharmaceuticals, Inc. (a)	1,369	163,048
BioMarin Pharmaceutical, Inc. (a)	801	64,937

The accompanying notes are an integral part of these financial statements.
8

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Incyte Corp. (a)	522	$43,498
Ionis Pharmaceuticals, Inc. (a)	1,749	77,096
Seattle Genetics, Inc. (a) ^	1,114	58,307
Vertex Pharmaceuticals, Inc. (a)	642	104,633
Total Biotechnology		609,900
Building Products - 2.1%
AO Smith Corp.	1,378	87,627
Apogee Enterprises, Inc.	1,184	51,326
Fortune Brands Home & Security, Inc.	1,157	68,136
Lennox International, Inc.	419	85,631
Masco Corp.	2,072	83,792
Simpson Manufacturing Co., Inc.	1,635	94,160
Trex Co., Inc. (a)	1,011	109,966
Total Building Products		580,638
Capital Markets - 5.7%
Ares Management LP	3,731	79,843
BlackRock, Inc.	182	98,593
Charles Schwab Corp. ^	1,722	89,923
CME Group, Inc.	594	96,074
E*TRADE Financial Corp. (a)	2,010	111,374
Interactive Brokers Group, Inc.	2,026	136,228
Intercontinental Exchange, Inc.	1,175	85,211
KKR & Co. LP	3,905	79,272
Morningstar, Inc.	896	85,586
MSCI, Inc.	724	108,216
Northern Trust Corp.	816	84,154
S&P Global, Inc.	536	102,408
SEI Investments Co.	1,398	104,724
T. Rowe Price Group, Inc. ^	1,034	111,641
TD Ameritrade Holding Corp.	1,814	107,443
Westwood Holdings Group, Inc.	1,328	75,019
Total Capital Markets		1,555,709
Chemicals - 2.8%
Albemarle Corp.	663	61,487
Celanese Corp.	787	78,865
Ecolab, Inc.	562	77,033
FMC Corp.	1,011	77,412
International Flavors & Fragrances, Inc.	531	72,699
PPG Industries, Inc.	672	74,995
RPM International, Inc.	1,285	61,256
Sherwin-Williams Co.	226	88,619
Westlake Chemical Corp.	1,063	118,153
WR Grace & Co.	1,011	61,904
Total Chemicals		772,423
Commercial Services & Supplies - 1.1%
Brink’s Co.	1,317	93,968
Cintas Corp.	552	94,160

The accompanying notes are an integral part of these financial statements.
9

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Copart, Inc. (a)	2,266	$115,407
Total Commercial Services & Supplies		303,535
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,089	89,597
F5 Networks, Inc. (a)	489	70,714
Palo Alto Networks, Inc. (a)	624	113,269
Total Communications Equipment		273,580
Construction & Engineering - 0.8%
AECOM (a)	1,973	70,298
EMCOR Group, Inc.	1,114	86,814
Jacobs Engineering Group, Inc.	1,272	75,239
Total Construction & Engineering		232,351
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	322	66,751
Vulcan Materials Co.	582	66,447
Total Construction Materials		133,198
Containers & Packaging - 0.6%
AptarGroup, Inc.	915	82,195
Sealed Air Corp.	1,617	69,191
Total Containers & Packaging		151,386
Distributors - 0.6%
Genuine Parts Co.	761	68,368
LKQ Corp. (a)	2,401	91,118
Total Distributors		159,486
Diversified Consumer Services - 0.3%
H&R Block, Inc. ^	3,043	77,323
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	5,302	99,996
Voya Financial, Inc.	1,848	93,324
Total Diversified Financial Services		193,320
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	2,134	72,897
Electric Utilities - 1.4%
Avangrid, Inc.	1,654	84,552
Eversource Energy	1,203	70,881
IDACORP, Inc.	853	75,294
NextEra Energy, Inc.	549	89,668
PPL Corp.	1,893	53,553
Total Electric Utilities		373,948
Electrical Equipment - 2.0%
Acuity Brands, Inc.	342	47,603
AMETEK, Inc.	1,301	98,838
Emerson Electric Co.	1,178	80,457
Generac Holdings, Inc. (a)	1,881	86,357
Hubbell, Inc.	585	71,241
Rockwell Automation, Inc.	452	78,738

The accompanying notes are an integral part of these financial statements.
10

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Sensata Technologies Holding PLC (a)	1,607	$83,291
Total Electrical Equipment		546,525
Electronic Equipment, Instruments & Components - 4.7%
Amphenol Corp.	985	84,838
AVX Corp.	4,313	71,380
Badger Meter, Inc.	1,914	90,245
CDW Corp.	1,220	85,778
Dolby Laboratories, Inc.	1,346	85,552
IPG Photonics Corp. (a)	581	135,594
Itron, Inc. (a)	1,156	82,712
Keysight Technologies, Inc. (a)	1,942	101,741
Littelfuse, Inc.	438	91,183
National Instruments Corp.	2,167	109,585
OSI Systems, Inc. (a)	962	62,790
Trimble, Inc. (a)	2,195	78,757
Universal Display Corp.	817	82,517
Zebra Technologies Corp. (a)	770	107,176
Total Electronic Equipment, Instruments & Components		1,269,848
Food & Staples Retailing - 0.7%
Costco Wholesale Corp. ^	432	81,402
PriceSmart, Inc.	759	63,414
Walgreens Boots Alliance, Inc.	849	55,584
Total Food & Staples Retailing		200,400
Food Products - 0.7%
Kraft Heinz Co.	775	48,275
McCormick & Co., Inc.	722	76,813
Pinnacle Foods, Inc.	1,219	65,948
Total Food Products		191,036
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	612	153,692
Boston Scientific Corp. (a)	2,823	77,124
Cooper Cos.	352	80,541
DexCom, Inc. (a) ^	825	61,182
Edwards Lifesciences Corp. (a)	744	103,803
GenMark Diagnostics, Inc. (a)	5,480	29,811
IDEXX Laboratories, Inc. (a)	453	86,700
Intuitive Surgical, Inc. (a)	266	109,813
Stryker Corp.	533	85,770
Total Health Care Equipment & Supplies		788,436
Health Care Providers & Services - 3.0%
Aetna, Inc.	551	93,119
AMN Healthcare Services, Inc. (a)	1,730	98,178
Anthem, Inc.	423	92,933
Centene Corp. (a)	983	105,054
Cigna Corp.	480	80,515
Humana, Inc.	340	91,402
Laboratory Corp. of America Holdings (a)	487	78,772

The accompanying notes are an integral part of these financial statements.
11

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
MEDNAX, Inc. (a)	1,012	$56,298
Quest Diagnostics, Inc.	714	71,614
UnitedHealth Group, Inc.	426	91,164
Total Health Care Providers & Services		859,049
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a) ^	5,541	68,431
Cerner Corp. (a)	1,191	69,078
Total Health Care Technology		137,509
Hotels, Restaurants & Leisure - 0.6%
Choice Hotels International, Inc.	1,124	90,089
Starbucks Corp.	1,206	69,815
Total Hotels, Restaurants & Leisure		159,904
Household Durables - 0.5%
KB Home ^	3,540	100,713
Newell Brands, Inc.	1,494	38,067
Total Household Durables		138,780
Household Products - 0.2%
Spectrum Brands Holdings, Inc. ^	503	52,161
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	2,149	85,939
NRG Yield, Inc.	4,087	67,190
Ormat Technologies, Inc.	1,232	69,460
Pattern Energy Group, Inc. ^	3,537	61,155
Total Independent Power and Renewable Electricity Producers		283,744
Industrial Conglomerates - 1.3%
3M Co.	369	81,003
Carlisle Cos., Inc.	660	68,911
General Electric Co. ^	2,373	31,988
Honeywell International, Inc.	563	81,359
Roper Technologies, Inc.	339	95,154
Total Industrial Conglomerates		358,415
Insurance - 2.7%
Aflac, Inc. ^	1,952	85,420
Alleghany Corp.	114	70,046
Brown & Brown, Inc.	3,374	85,835
Cincinnati Financial Corp.	978	72,626
Citizens, Inc. (a) ^	9,459	69,240
Markel Corp. (a)	70	81,918
Marsh & McLennan Cos., Inc.	951	78,543
Torchmark Corp.	913	76,847
Travelers Cos., Inc.	583	80,955
Total Insurance		701,430
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	80	115,787
Booking Holdings, Inc. (a)	37	76,974
Expedia Group, Inc.	554	61,167

The accompanying notes are an integral part of these financial statements.
12

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Netflix, Inc. (a)	472	$139,406
TripAdvisor, Inc. (a)	1,625	66,446
Total Internet & Direct Marketing Retail		459,780
Internet Software & Services - 1.4%
CommerceHub, Inc. - Series A (a)	4,537	102,083
Facebook, Inc. (a)	496	79,256
VeriSign, Inc. (a) ^	805	95,441
Zillow Group, Inc. (a) ^	2,087	112,280
Total Internet Software & Services		389,060
IT Services - 4.2%
Automatic Data Processing, Inc.	689	78,188
Broadridge Financial Solutions, Inc.	1,034	113,419
Cognizant Technology Solutions Corp.	1,178	94,829
Fidelity National Information Services, Inc.	884	85,129
Fiserv, Inc. (a)	1,220	86,998
FleetCor Technologies, Inc. (a)	464	93,960
Global Payments, Inc.	869	96,911
MasterCard, Inc.	625	109,475
Paychex, Inc. ^	1,205	74,216
PayPal Holdings, Inc. (a)	1,633	123,896
Visa, Inc.	789	94,380
Worldpay, Inc. (a)	1,094	89,971
Total IT Services		1,141,372
Leisure Products - 0.2%
Hasbro, Inc.	707	59,600
Life Sciences Tools & Services - 1.4%
Bio-Techne Corp.	692	104,519
Illumina, Inc. (a)	409	96,696
IQVIA Holdings, Inc. (a)	870	85,356
Waters Corp. (a)	450	89,393
Total Life Sciences Tools & Services		375,964
Machinery - 4.8%
Crane Co.	944	87,547
Donaldson Co., Inc.	1,546	69,647
Flowserve Corp.	1,456	63,088
Graco, Inc.	2,242	102,504
Hillenbrand, Inc.	1,970	90,423
IDEX Corp.	754	107,453
Illinois Tool Works, Inc.	531	83,186
ITT, Inc.	1,716	84,050
Lincoln Electric Holdings, Inc.	809	72,770
Middleby Corp. (a)	514	63,628
Snap-on, Inc. ^	418	61,672
Tennant Co.	967	65,466
Toro Co.	1,126	70,319
WABCO Holdings, Inc. (a)	597	79,920
Wabtec Corp.	900	73,260

The accompanying notes are an integral part of these financial statements.
13

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Xylem, Inc.	1,401	$107,764
Total Machinery		1,282,697
Media - 1.5%
Charter Communications, Inc. (a)	213	66,290
Comcast Corp.	1,874	64,035
Liberty Broadband Corp. (a)	823	69,790
Sirius XM Holdings, Inc. ^	13,667	85,282
Time Warner, Inc.	722	68,287
Walt Disney Co.	618	62,072
Total Media		415,756
Metals & Mining - 1.2%
Compass Minerals International, Inc. ^	1,044	62,953
Nucor Corp.	1,184	72,331
Reliance Steel & Aluminum Co.	882	75,623
Schnitzer Steel Industries, Inc.	3,444	111,413
Total Metals & Mining		322,320
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	896	85,030
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	2,567	70,336
Consolidated Edison, Inc.	912	71,081
MDU Resources Group, Inc.	2,581	72,681
Total Multi-Utilities		214,098
Personal Products - 0.3%
Coty, Inc.	3,896	71,297
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	1,298	82,099
Johnson & Johnson	565	72,405
Merck & Co, Inc.	1,110	60,462
Pfizer, Inc.	2,082	73,890
Zoetis, Inc.	1,318	110,065
Total Pharmaceuticals		398,921
Professional Services - 1.0%
Dun & Bradstreet Corp.	650	76,050
Equifax, Inc.	515	60,672
Nielsen Holdings PLC	1,716	54,552
Verisk Analytics, Inc. (a)	866	90,064
Total Professional Services		281,338
Road & Rail - 0.2%
AMERCO	182	62,808
Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	640	79,930
AvalonBay Communities, Inc.	385	63,317
Crown Castle International Corp.	746	81,769
Digital Realty Trust, Inc.	662	69,762
Essex Property Trust, Inc.	305	73,407
Extra Space Storage, Inc. ^	950	82,992

The accompanying notes are an integral part of these financial statements.
14

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Federal Realty Investment Trust	529	$61,422
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,512	68,484
Kimco Realty Corp.	3,210	46,224
Prologis, Inc.	1,363	85,855
Realty Income Corp.	1,190	61,559
Regency Centers Corp.	1,063	62,696
SBA Communications Corp. (a)	581	99,304
Total Real Estate Investment Trusts (REITs)		936,721
Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	858	78,190
Applied Materials, Inc.	1,809	100,598
Cypress Semiconductor Corp.	5,141	87,191
First Solar, Inc. (a)	2,595	184,194
Integrated Device Technology, Inc. (a)	2,967	90,672
Intel Corp. ^	1,969	102,546
KLA-Tencor Corp.	741	80,776
Lam Research Corp. ^	548	111,332
Maxim Integrated Products, Inc.	1,571	94,606
Microchip Technology, Inc.	953	87,066
NVIDIA Corp.	645	149,376
ON Semiconductor Corp. (a) ^	4,535	110,926
Power Integrations, Inc.	1,072	73,271
Qorvo, Inc. (a) ^	1,025	72,211
QUALCOMM, Inc.	1,235	68,431
Rambus, Inc. (a)	5,348	71,824
Skyworks Solutions, Inc.	720	72,187
SunPower Corp. (a) ^	11,537	92,065
Teradyne, Inc.	2,261	103,350
Texas Instruments, Inc.	880	91,423
Xilinx, Inc.	1,219	88,061
Total Semiconductors & Semiconductor Equipment		2,010,296
Software - 4.0%
Activision Blizzard, Inc.	1,409	95,051
Adobe Systems, Inc. (a)	537	116,035
ANSYS, Inc. (a)	658	103,102
Autodesk, Inc. (a)	810	101,720
Intuit, Inc.	602	104,357
Red Hat, Inc. (a)	809	120,954
salesforce.com, Inc. (a)	852	99,088
ServiceNow, Inc. (a)	803	132,856
Splunk, Inc. (a)	1,126	110,787
Workday, Inc. (a)	840	106,772
Total Software		1,090,722
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	471	55,837
AutoZone, Inc. (a)	97	62,923
Foot Locker, Inc.	946	43,081
L Brands, Inc.	1,506	57,544

The accompanying notes are an integral part of these financial statements.
15

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
O’Reilly Automotive, Inc. (a)	259	$64,071
Ross Stores, Inc.	1,065	83,050
The Home Depot, Inc.	481	85,734
Tiffany & Co.	740	72,268
TJX Cos, Inc.	888	72,425
Tractor Supply Co.	1,018	64,154
Ulta Beauty, Inc. (a)	245	50,046
Williams-Sonoma, Inc. ^	1,321	69,696
Total Specialty Retail		780,829
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corp. (a) ^	4,695	54,415
Apple, Inc.	488	81,877
Hewlett Packard Enterprise Co.	2,970	52,094
NetApp, Inc.	1,684	103,885
Total Technology Hardware, Storage & Peripherals		292,271
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc. ^	3,402	62,665
Lululemon Athletica, Inc. (a)	1,352	120,491
NIKE, Inc.	1,264	83,980
PVH Corp.	677	102,518
Ralph Lauren Corp.	866	96,819
Tapestry, Inc.	1,712	90,068
Under Armour, Inc. (a) ^	3,841	55,118
VF Corp.	1,285	95,244
Total Textiles, Apparel & Luxury Goods		706,903
Thrifts & Mortgage Finance - 1.2%
Bear State Financial, Inc.	7,509	76,967
Capitol Federal Financial, Inc.	4,901	60,527
New York Community Bancorp, Inc.	5,123	66,753
TFS Financial Corp.	4,258	62,550
Washington Federal, Inc. ^	2,131	73,733
Total Thrifts & Mortgage Finance		340,530
Trading Companies & Distributors - 2.0%
Air Lease Corp.	1,814	77,313
Fastenal Co.	1,378	75,225
GATX Corp.	1,157	79,243
MSC Industrial Direct Co., Inc.	689	63,188
United Rentals, Inc. (a)	561	96,901
WESCO International, Inc. (a)	1,010	62,671
WW Grainger, Inc.	304	85,810
Total Trading Companies & Distributors		540,351
Water Utilities - 1.1%
American States Water Co.	1,591	84,418
American Water Works Co., Inc.	906	74,410
Aqua America, Inc.	2,196	74,796
Middlesex Water Co.	1,910	70,097
Total Water Utilities		303,721
Total United States		25,703,133

The accompanying notes are an integral part of these financial statements.
16

Etho Climate Leadership U.S. ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Virgin Islands (UK) - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (a)	1,843	$114,414
TOTAL COMMON STOCKS (Cost $23,803,150)		27,173,705

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (b)	252,122	252,122
TOTAL SHORT-TERM INVESTMENTS (Cost $252,122)		252,122

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 8.8%
Investment Companies - 8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		2,404,178
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $2,404,178)		2,404,178

Total Investments (Cost $26,459,450) - 108.7%		29,830,005
Liabilities in Excess of Other Assets - (8.7)%		(2,382,855)
TOTAL NET ASSETS - 100.0%		$27,447,150

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,404,178 as of March 31, 2018.
^	All or a portion of this security is out on loan as of March 31, 2018. Total value of securities out on loan is $2,384,709.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.
17

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2018 (Unaudited)

Etho Climate Leadership U.S. ETF
ASSETS
Investments in securities, at fair value*	$29,830,005
Cash	7,089
Receivables:
Dividends and interest receivable	21,638
Securities lending income receivable	3,243
Total Assets	29,861,975

LIABILITIES
Collateral received for securities loaned (Note 7)	2,404,178
Payables:
Unitary fees payable	10,647
Total Liabilities	2,414,825
Net Assets	$27,447,150

NET ASSETS CONSIST OF:
Paid-in Capital	$24,112,217
Undistributed (accumulated) net investment income	32,585
Accumulated net realized loss on investments	(68,207)
Net unrealized appreciation on:
Investments in securities	3,370,555
Net Assets	$27,447,150

*Identified Cost:
Investments in unaffiliated securities	$26,459,450

Shares Outstanding^	800,000
Net Asset Value, Offering and Redemption Price per Share	$34.31

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

18

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2018 (Unaudited)

Etho Climate Leadership U.S. ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholding tax of $76)	$153,280
Interest	877
Securities lending income	10,412
Total Investment Income	164,569
Expenses:
Unitary fees	54,709
Net Investment Income	109,860
REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Unaffiliated investments	11,737
Net Realized Gain on Investments and In-Kind Redemptions	11,737
Net Change in Unrealized Appreciation of:
Unaffiliated investments	1,387,636
Net Realized and Unrealized Gain on Investments	1,399,373
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,509,233

The accompanying notes are an integral part of these financial statements.

19

Etho Climate Leadership U.S. ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
OPERATIONS
Net investment income	$109,860	$128,439
Net realized gain on investments and In-Kind Redemptions	11,737	416,202
Net change in unrealized appreciation of investments	1,387,636	1,768,693
Net increase in net assets resulting from operations	1,509,233	2,313,334

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(102,363)	(109,859)
From net realized gain	(11,823)	(40,845)
Total Distributions to Shareholders	(114,186)	(150,704)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	6,844,300	10,294,350
Net increase in net assets	$8,239,347	$12,456,980

NET ASSETS
Beginning of Period	19,207,803	6,750,823
End of Period	$27,447,150	$19,207,803
Undistributed net investment income	$32,585	$25,088

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Shares Sold	200,000	$6,844,300	450,000	$13,209,550
Shares Redeemed	—	—	(100,000)	(2,915,200)
Net Transactions in Fund Shares	200,000	$6,844,300	350,000	$10,294,350
Beginning Shares	600,000		250,000
Ending Shares	800,000		600,000

The accompanying notes are an integral part of these financial statements.

20

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Period	$32.01	$27.00	$25.00
Income from Investment Operations:
Net investment income [2]	0.15	0.31	0.23
Net realized and unrealized gain on investments	2.31	5.09	1.87
Total from investment operations	2.46	5.40	2.10
Less Distributions:
Distributions from net investment income	(0.14)	(0.25)	(0.10)
Distributions from net realized gain	(0.02)	(0.14)	—
Total distributions	(0.16)	(0.39)	(0.10)
Net asset value, end of period	$34.31	$32.01	$27.00
Total Return	7.66%[3]	20.14%	8.43%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$27,447	$19,208	$6,751

Expenses to Average Net Assets	0.45%[4]	0.45%	0.50%[4]
Net Investment Income to Average Net Assets	0.90%[4]	1.03%	1.04%[4]
Portfolio Turnover Rate	0%[3]	45%	25%[3]

[1]	Commencement of operations on November 18, 2015.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

21

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index™ Index (“the Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services –Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

22

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such  considerations. As of March 31, 2018, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

The following table presents a summary of the Funds’ investments in securities, at fair value, as of March 31, 2018:

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,173,705	$—	$—	$27,173,705
Short-Term Investments	252,122	—	—	252,122
Investments Purchased with Securities Lending
Collateral*	—	—	—	2,404,178
Total Investments in Securities	$27,425,827	$—	$—	$29,830,005

^ See Schedule of Investments for classifications by sector or country.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

There were no transfers between Levels 1, 2 and 3 during the six months ended March 31, 2018.  Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis.  Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the Etho Climate Leadership U.S. ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee.  For services provided the Fund pays the Advisor at an annual rate of 0.45% of the Fund’s average daily net assets.  The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.45% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the Purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Etho Climate Leadership U.S. (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Etho Climate Leadership U.S. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the six months ended March 31, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the six months ended March 31, 2018:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$5,849	$19,490

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the six months ended March 31, 2018:

	Purchases In-Kind	Sales In-Kind

Etho Climate Leadership U.S. ETF	$6,749,644	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the six months ended March 31, 2018.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the  borrower on demand. As of March 31, 2018, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

As of March 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$2,384,709	$2,404,178

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

Interest income earned on collateral investments (including applicable fees) and recognized by the Fund during the six months ended March 31, 2018, aggregated $10,412.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2017 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Etho Climate Leadership U.S. ETF	$20,030,574	$2,438,061	$(534,890)	$1,903,171

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain
Etho Climate Leadership U.S. ETF	$36,715	$—	$36,715	$—	$1,939,886

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

28

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

As of September 30, 2017, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Etho Climate Leadership U.S. ETF	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.

	Late Year Ordinary Loss	Post-October Capital Loss
Etho Climate Leadership U.S. ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In Capital
Etho Climate Leadership U.S. ETF	$(408)	$(474,494)	$474,902

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended September 30, 2017 and September 30, 2016 are as follows:

	Year Ended September 30, 2017		Year Ended September 30, 2016
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
Etho Climate Leadership U.S. ETF	$109,859	$40,845	$22,000	$—

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

29

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28, 2018, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of Etho Climate Leadership U.S. ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.  The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28, 2018, and throughout the year.  Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition.  The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.  The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel,  the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place.  The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).

30

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance
The Board then considered the past performance of the Fund. The Board reviewed information regarding the performance history of the Fund over various time periods, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index.  The Board reviewed information regarding the Fund’s index tracking during the time it was managed by the Adviser, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time.  The Board noted that the Fund’s performance was generally in line with that of its underlying index.  The Board concluded that the Fund satisfactorily tracked its underlying index.  The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Services Provided and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board further noted that the expense ratio of the Fund was lower than the average and median advisory fee of its comparable ETFs.  The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.  The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fees and resources.  The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability provided at the meeting.  The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Fund.  The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size.  The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.
31

Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.
32

Etho Climate Leadership U.S. ETF

EXPENSE EXAMPLE
Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including Unitary fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During the Period^
Actual	$1,000.00	$1,076.60	$2.33

Hypothetical (5% annual)	$1,000.00	$1,022.69	$2.27

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2017 to March 31, 2018).
33

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION
March 31, 2018 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.ethoetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ethoetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.ethoetf.com. Read the prospectus carefully before investing.
34

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2018

The Spirited Funds/ETFMG Whiskey & Spirits ETF Ticker: WSKY

The fund is a series of ETF Managers Trust.

Spirited Funds/ETFMG Whiskey & Spirits ETF

March 31, 2018

Spirited Funds/ETFMG Whiskey & Spirits ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Spirited Funds/ETFMG Whiskey & Spirits Exchange-Traded Fund (“WSKY” or the “Fund”). The following information pertains to the fiscal period from October 1, 2017 to March 31, 2018.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Spirited Funds/ETFMG Whiskey & Spirits Index (the “Index”).

For the 6-month period ended March 31, 2018, the Fund NAV increased 11.87% while the Index increased 13.16%. The difference was primarily attributable to Fund expenses that are not a part of the Index.

The best performing securities in the Fund were Radico Khaitan (up 99.61%) and MGP Ingredients (up 47.99%). The worst performing securities in the Fund were Marie Brizard (down - 35.06%) and Ginebra San Miguel (down - 11.13%).

You can find further details about WSKY by visiting www.spiritedfunds.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.
2

Spirited Funds/ ETFMG Whiskey & Spirits ETF
Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2018	6 Months Return[1]	1 Year Return	Since Inception (10/12/2016)
Spirited Funds/ ETFMG Whiskey & Spirits ETF (NAV)	11.87%	25.77%	20.96%
Spirited Funds/ ETFMG Whiskey & Spirits ETF (Market)	8.91%	26.25%	21.65%
S&P 500 Index[2]	5.84%	14.07%	17.93%
Spirited Funds/ETFMG Whiskey & Spirits Index[2]	13.16%	29.38%	23.28%

Total Fund Operating Expenses[3]			0.60%
1. Not annualized.

2. The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 12, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.
3

Spirited Funds/ETFMG Whiskey & Spirits ETF

Top Ten Holdings*
	Security	% of Total Investments†
1	Diageo PLC	16.79%
2	Pernod Ricard SA	8.91%
3	MGP Ingredients, Inc.	5.59%
4	Brown-Forman Corp.	5.26%
5	Remy Cointreau SA	4.96%
6	LVMH Moet Hennessy Louis Vuitton SE	4.96%
7	Davide Campari-Milano SpA	4.89%
8	Marie Brizard Wine & Spirits SA	4.80%
9	Thai Beverage PLC	4.68%
10	Corby Spirit and Wine Ltd.	4.68%

Top Ten Holdings = 65.52% of Total Investments†
* Current portfolio holdings may not be indicative of future fund holdings.
† Percentage of total investments less cash.
4

Spirited Funds/ETFMG Whiskey & Spirits ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The fund is new with limited operating history.

The Spirited Funds/ETFMG Whiskey & Spirits ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Spirited Funds/ETFMG Whiskey & Spirits Index (the “Index”). The Index is comprised of core companies that are principally engaged in the production, distillation, storage, or aging of whiskey and non-core companies that derive a portion of their revenue from whiskey and spirits.

The industries in which Bourbon and Whiskey Economy Companies operate are very competitive and companies in such industries are subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace. Such companies also face risks associated with changing market prices as a result of, among other things, changes in government support and trading policies and agricultural conditions influencing the growth and harvest seasons.

ETF shares are not individually redeemable and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only, typically consisting of aggregations of 50,000 shares.
5

Spirited Funds/ETFMG Whiskey & Spirits ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited)

Spirited Funds/ETFMG Whiskey & Spirits ETF
As a percent of Net Assets:
Canada	5.8%
Chile	1.0
France	24.0
India	10.2
Ireland	0.9
Italy	4.9
Japan	4.6
Mexico	1.0
Philippines	4.5
Republic of Korea	1.0
South Africa	4.6
Thailand	4.7
United Kingdom	18.1
United States	14.3
Short-Term and other Net Assets (Liabilities)	0.4
100.0%
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Spirited Funds/ETFMG Whiskey & Spirits ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.6%
Canada - 5.8%
Beverages - 5.8%
Brick Brewing Co. Ltd. (a)	43,207	$152,592
Corby Spirit and Wine Ltd. (a)	45,970	693,644
Total Beverages		846,236

Chile -1.0%
Beverages -1.0%
Cia Cervecerias Unidas SA - ADR	5,115	150,432

France - 24.0%
Beverages -19.0%
Marie Brizard Wine & Spirits SA (a)	65,259	710,637
Pernod Ricard SA	7,932	1,320,033
Remy Cointreau SA	5,162	735,514
Total Beverages		2,766,184
Textiles, Apparel & Luxury Goods - 5.0%
LVMH Moet Hennessy Louis Vuitton SE	2,386	734,551
Total France		3,500,735

India -10.2%
Beverages -10.2%
Radico Khaitan Ltd.	128,323	653,698
SOM Distilleries And Breweries Ltd.	43,953	152,201
United Spirits Ltd. (a)	14,394	690,693
Total Beverages		1,496,592

Ireland - 0.9%
Beverages - 0.9%
C&C Group PLC	42,474	139,017

Italy - 4.9%
Beverages - 4.9%
Davide Campari-Milano SpA	95,737	724,468

Japan - 4.6%
Beverages - 4.6%
Asahi Group Holdings Ltd.	5,300	282,271
Kirin Holdings Co. Ltd.	10,000	266,200
Takara Holdings, Inc.	12,504	138,783
Total Beverages		687,254

Mexico -1.0%
Beverages -1.0%
Becle SAB de CV (a)	74,544	151,302

The accompanying notes are an integral part of these financial statements.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Fair Value
Philippines - 4.5%
Beverages - 4.5%
Ginebra San Miguel, Inc. (a)	1,344,000	$656,835
Republic of Korea - 1.0%
Beverages - 1.0%
Hite Jinro Co. Ltd.	6,724	141,621
South Africa - 4.6%
Beverages - 4.6%
Distell Group Ltd.	58,172	673,176
Thailand - 4.7%
Beverages - 4.7%
Thai Beverage PLC	1,166,749	694,096
United Kingdom - 18.1%
Beverages - 18.1%
Diageo PLC	73,523	2,488,040
Stock Spirits Group PLC	41,485	144,635
Total Beverages		2,632,675
United States - 14.3%
Beverages - 14.3%
Brown-Forman Corp.	14,317	778,831
Constellation Brands, Inc.	2,126	484,558
MGP Ingredients, Inc. ˄	9,249	828,619
Total Beverages		2,092,008
TOTAL COMMON STOCKS (Cost $13,761,167)		14,586,447
SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
Invesco Advisers, Inc. STIT - Treasury Portfolio - Institutional Class, 1.57% (b)	2,495	$2,495
TOTAL SHORT-TERM INVESTMENTS (Cost $2,495)		2,495
INVESTMENTS PURCHASED WITH SECURITIES LENDING
COLLATERAL - 1.6%
Investment Companies - 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		227,970
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING
COLLATERAL (Cost $227,970)		227,970
Total Investments (Cost $13,991,632) - 101.2%		14,816,912
Liabilities in Excess of Other Assets - (1.2)%		(174,781)
TOTAL NET ASSETS -100.0%		$14,642,131

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $227,970 as of March 31, 2018.
˄ All or a portion of this security is out on loan as of March 31, 2018. Total value of securities out on loan is $226,931.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2018 (Unaudited)

	Spirited Funds/ ETFMG Whiskey & Spirits ETF
ASSETS
Investments in securities, at fair value*	$14,816,912
Cash	1,825
Foreign currency	250
Receivables:
Dividends and interest receivable	58,546
Securities lending income receivable	49
Total Assets	14,877,582

LIABILITIES
Collateral received for securities loaned (Note 7)	227,970
Payables:
Unitary fees payable	7,481
Total Liabilities	235,451
Net Assets	$14,642,131

NET ASSETS CONSIST OF:
Paid-in Capital	$13,751,323
Undistributed net investment income	10,042
Accumulated net realized gain on investments	54,875
Net unrealized appreciation on:
Investments in securities	825,280
Foreign currency and translation of other assets and liabilities in foreign currency	611
Net Assets	$14,642,131

* Identified Cost:
Investments in securities	$13,991,632
Foreign currency	249

Shares Outstanding^	450,000
Net Asset Value, Offering and Redemption Price per Share	$32.54	[1]

^ No par value, unlimited number of shares authorized
1 The stated NAV per share may differ from a recalculation of the NAV per share due to certain foreign markets open on March 30, 2018, while US markets were closed. The stated NAV per share was calculated on the last business day markets were open for this fund. (See Note 2).

The accompanying notes are an integral part of these financial statements.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

STATEMENT OF OPERATIONS
Six Months ended March 31, 2018 (Unaudited)

Spirited Funds/ ETFMG Whiskey & Spirits ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $7,419)	$91,769
Interest	103
Securities lending income	494
Total Investment Income	92,366
Expenses:
Unitary fees	32,087
Net Investment Income	60,279
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(73,655)
In-Kind redemptions	230,689
Foreign currency and foreign currency translation	(46,999)
Net Realized Gain on Investments and Foreign Currency	110,035
Net Change in Unrealized Appreciation of:
Unaffiliated investments	521,727
Foreign currency and foreign currency translation	39
Net Change in Unrealized Appreciation of Investments and Foreign Currency	521,766
Net Realized and Unrealized Gain on Investments	631,801
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$692,080

The accompanying notes are an integral part of these financial statements.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
OPERATIONS
Net investment income	$60,279	$42,082
Net realized gain on investments	110,035	178,501
Net change in unrealized appreciation of investments	521,766	304,125
Net increase in net assets resulting from operations	692,080	524,708
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(59,003)	(22,801)
From net realized gain	(63,027)	—
Total Distributions to Shareholders	(122,030)	(22,801)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding
shares (a)	8,181,595	5,373,635
Transaction Fees (Note 1)	10,091	4,853
Net increase in net assets from capital chare transactions	8,191,686	5,378,488
Net increase in net assets	8,761,736	5,880,395
NET ASSETS
Beginning of Period	5,880,395	—
End of Period	$14,642,131	$5,880,395
Undistributed net investment income	$10,042	$8,766

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Period Ended September 30, 2017*
	Shares	Amount	Shares	Amount
Shares Sold	350,000	$11,441,730	350,000	$9,624,840
Transaction Fees (Note 1)	—	10,091	—	4,853
Shares Redeemed	(100,000)	(3,260,135)	(150,000)	(4,251,205)
	250,000	$8,191,686	200,000	$5,378,488
Beginning Shares	200,000		—
Ending Shares	450,000		200,000

* Fund commenced operations on October 12, 2016. The information presented is for the period from October 12, 2016 to September 30, 2017.

The accompanying notes are an integral part of these financial statements.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017[1]
Net Asset Value, Beginning of Period	$29.40	$25.00
Income from Investment Operations:
Net investment income [2]	0.18	0.36
Net realized and unrealized gain on investments	3.29	4.06
Total from investment operations	3.47	4.42
Less Distributions:
Distributions from net investment income	(0.15)	(0.02)
Distributions from net realized gain	(0.21)	—
Total distributions	(0.36)	(0.02)
Capital Share Transactions:
Transaction fees added to paid-in capital	0.03	—
Net asset value, end of period	32.54	29.40
Total Return[3]	11.87%	18.22%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$14,642	$5,880
Expenses to Average Net Assets[4]	0.60%	0.67%
Net Investment Income to Average Net Assets[4]	1.13%	1.40%
Portfolio Turnover Rate[3]	28%	96%

1	Commencement of operations on October 12, 2016.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Spirited Funds/ETFMG Whiskey & Spirits Index. The Fund commenced operations on October 12, 2016.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the statements of changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Funds’ semiannual and annual reports, which are filed with the SEC.

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Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2018, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a table that presents a summary of the Fund’s investments in securities, at fair value as of March 31, 2018:
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Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Spirited Funds/ETFMG Whiskey & Spirits ETF+

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$14,586,447	$—	$—	$14,586,447
Short-Term Investments	2,495	—	—	2,495
Investments Purchased with Securities Lending Collateral*	—	—	—	227,970
Total Investments in Securities	$14,588,942	$—	$—	$14,816,912

+ On March 30, 2018, US and certain other financial markets were closed, while some foreign markets were open. The Fund was re-priced for financial reporting purposes to reflect in the valuation, the transactions related to open foreign market activities called at the official closing price on the primary market of exchange on which the securities trade.

^ See Schedule of Investments for classifications by sector or country.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

There  were  no  transfers between Levels 1,  2  and  3  during the  six  months ended  March 31, 2018. Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
 Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
 Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
 Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
 Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
 Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in Spirited Funds/ETFMG Whiskey & Spirits ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Concentration Risk. To the extent that the Fund or its working index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.60% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.60% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to  the  Investment  Advisory  Agreement,  interest  charges  on  any  borrowings,  taxes,  brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary  expenses,  and  distribution  (12b-1)  fees  and  expenses  (collectively,  “Excluded Expenses”). The Advisor has entered into an Agreement with Spirited Funds, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Spirited Funds, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
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Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the six months ended March 31, 2018, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the six months ended March 31, 2018:

	Purchases	Sales
Spirited Funds/ETFMG Whiskey & Spirits ETF	$2,946,329	$4,212,057

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the six months ended March 31, 2018:

	Purchases	Sales
	In-Kind	In-Kind
Spirited Funds/ETFMG Whiskey & Spirits ETF	$9,932,111	$805,637

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the six months ended March 31, 2018.

NOTE 7 — SECURITIES LENDING
The Fund may lend up to 331⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.
18

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

As of March 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
Spirited Funds/ETFMG Whiskey & Spirits ETF	$226,931	$227,970

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

Interest income earned on collateral investments (including applicable fees) and recognized by the Fund during the six months ended March 31, 2018 aggregated $494.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2017 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Spirited Funds/ETFMG Whiskey & Spirits ETF	$5,603,751	$460,979	$(208,708)	$252,271

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain
Spirited Funds/ETFMG Whiskey & Spirits ETF	$68,487	$—	$68,487	$—	$320,758
19

Spirited Funds/ETFMG Whiskey & Spirits ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited) (Continued)

As of September 30, 2017, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Spirited Funds/ETFMG Whiskey & Spirits ETF	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.

	Late Year Ordinary Loss	Post-October Capital Loss
Spirited Funds/ETFMG Whiskey & Spirits ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-In Capital
Spirited Funds/ETFMG Whiskey & Spirits ETF	$(10,515)	$(170,634)	$181,149

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal year ended September 30, 2017 are as follows:

	Year Ended September 30, 2017
	From Ordinary Income	From Capital Gains
Spirited Funds/ETFMG Whiskey & Spirits ETF	$22,801	$—

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

20

Spirited Funds/ETFMG Whiskey & Spirits ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 28, 2018, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.  The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 28, 2018, and throughout the year.  Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.  The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).
21

Spirited Funds/ETFMG Whiskey & Spirits ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance
The Board then considered the past performance of the Fund. The Board reviewed information regarding the performance history of the Fund over various time periods, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking during the time it was managed by the Adviser, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was largely a result of costs incurred by the Fund not incurred by its underlying index. The Board noted that the Fund’s performance was nonetheless generally in line with that of its underlying index. The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Services Provided and Economies of Scale
The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by an independent third party. Among other information, the Board noted that the advisory fee for the Fund was higher than the average and median expense ratios for its comparable ETFs. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy and limited comparable ETFs.

The Board also noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.  The Board further noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fees and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability provided at the meeting. The Board concluded that the advisory fee for the Fund was reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Fund.  The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size.  The Board noted that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees concluded that the flat advisory fee was reasonable.
22

Spirited Funds/ETFMG Whiskey & Spirits ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

23

Spirited Funds/ETFMG Whiskey & Spirits ETF

EXPENSE EXAMPLE
Six Months Ended March 31, 2018 (Unaudited)

As a shareholder of Spirited Funds/ETFMG Whiskey & Spirits ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including unitary fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Spirited Funds/ETFMG Whiskey & Spirits ETF

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During the Period^
Actual	$1,000.00	$1,118.70	$3.54

Hypothetical (5% annual)	$1,000.00	$1,021.59	$3.38

^ The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio for the period since inception multiplied by the average account value during the period, multiplied by 182/365 (to reflect the period from October 1, 2017 to March 31, 2018).

24

Spirited Funds/ETFMG Whiskey & Spirits ETF

SUPPLEMENTARY INFORMATION
March 31, 2018 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.spiritedfunds.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.spiritedfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.spiritedfunds.com. Read the prospectus carefully before investing.
25

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Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report
March 31, 2018

AI Powered Equity ETF
Ticker: AIEQ

The fund is a series of ETF Managers Trust.

AI Powered Equity ETF

March 31, 2018

AI Powered Equity ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AI Powered Equity Exchange-Traded Fund (“AIEQ” or the “Fund”). The following information pertains to the fiscal period from the Fund’s inception, October 18, 2017, to March 31, 2018.

The Fund is actively managed and seeks capital appreciation. Over the fiscal period, the Fund saw positive performance. The NAV price for the Fund increased by 4.47%.

AIEQ invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative model developed by EquBot, Inc. that runs on the Watson™ platform. Each day, the EquBot Model ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 70 companies with the greatest potential over the next twelve months for appreciation and weights those companies to seek a level of volatility comparable to that of the broader U.S. equity market. EquBot, the Fund’s sub-adviser, is a technology based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses.

You can find further details about AIEQ by visiting www.aieqetf.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,
Samuel Masucci III
Chairman of the Board

Samuel Masucci III is a registered representative of ETFMG Financial, LLC.

2

AI Powered Equity ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception
Period Ended March 31, 2018	(10/18/2017)
AI Powered Equity ETF (NAV)	4.47%
AI Powered Equity ETF (Market)	4.51%
S&P 500 Index [1]	4.02%
Total Fund Operating Expenses[2]	0.75%
1. The return reflects the actual performance through March 29, 2018 (the last day of the New York Stock Exchange was open) to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

2.  The expense ratio is taken from the Fund’s most recent prospectus dated October 18, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  All performance is historical and includes reinvestment of dividends and capital gains.  Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 18, 2017, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares.  The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.
3

AI Powered Equity ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	S&P Global, Inc.	3.29%
2	NVIDIA Corp.	3.08%
3	Alphabet, Inc.	3.07%
4	Amazon.com, Inc.	2.98%
5	Penn National Gaming, Inc.	2.79%
6	Radian Group, Inc.	2.70%
7	Nasdaq, Inc.	2.58%
8	salesforce.com, Inc.	2.54%
9	Forest City Realty Trust, Inc.	2.53%
10	Capital One Financial Corp.	2.31%

Top Ten Holdings = 27.87% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

4

AI Powered Equity ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Past performance is no indicative of future return. A Fund’s performance for very short time periods may not be indicative of future performance.

The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), principally in-kind for securities included in the Fund’s portfolio, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units.

The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities.

The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

5

AI Powered Equity ETF

PORTFOLIO ALLOCATIONS
As of March 31, 2018 (Unaudited)

AI Powered Equity ETF
As a percent of Net Assets:
Puerto Rico	1.8%
Singapore	1.2
United States	96.9
Short-Term and other Net Assets (Liabilities)	0.1
100%

6

AI Powered Equity ETF

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.9%
Puerto Rico - 1.8%
Banks - 1.8%
Popular, Inc.	57,025	$2,373,381

Singapore - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Ltd.	6,710	1,581,212

United States - 96.9%
Automobiles - 1.1%
Thor Industries, Inc.	13,147	1,514,140
Banks - 4.9%
BankUnited, Inc.	29,519	1,180,170
Hancock Holding Co.	50,169	2,593,737
Hilltop Holdings, Inc. ^	12,214	286,540
Investors Bancorp, Inc.	43,310	590,748
Texas Capital Bancshares, Inc. (a)	18,241	1,639,866
Wintrust Financial Corp.	5,052	434,725
Total Banks		6,725,786
Biotechnology - 1.1%
AbbVie, Inc.	15,922	1,507,017
Building Products - 1.3%
Owens Corning	21,342	1,715,896
Capital Markets - 17.7%
Ameriprise Financial, Inc.	16,149	2,389,083
Apollo Global Management, LLC.	103,123	3,054,503
BGC Partners, Inc.	162,227	2,181,953
Intercontinental Exchange, Inc.	8,682	629,619
LPL Financial Holdings, Inc. ^	30,723	1,876,254
Nasdaq, Inc.	44,422	3,830,065
S&P Global, Inc.	25,552	4,881,964
SEI Investments Co.	40,987	3,070,336
T. Rowe Price Group, Inc. ^	12,462	1,345,522
TD Ameritrade Holding Corp.	11,360	672,853
Total Capital Markets		23,932,152
Chemicals - 3.0%
LSB Industries, Inc. (a)	65,256	400,019
Platform Specialty Products Corp. (a)	192,320	1,852,042
Valvoline, Inc.	80,831	1,788,790
Total Chemicals		4,040,851
Communications Equipment - 1.6%
Ciena Corp. (a)	37,403	968,738
InterDigital, Inc.	15,778	1,161,261
Total Communications Equipment		2,129,999
Construction & Engineering - 0.1%
Orion Group Holdings, Inc. (a)	20,922	137,876

The accompanying notes are an integral part of these financial statements.

7

AI Powered Equity ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
Consumer Finance - 4.2%
Ally Financial, Inc.	84,873	$2,304,302
Capital One Financial Corp.	35,683	3,419,145
Total Consumer Finance		5,723,447
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	16,963	811,171
Electrical Equipment - 0.5%
Sunrun, Inc. (a)	74,733	667,366
Electronic Equipment, Instruments & Components - 2.6%
CDW Corp.	10,184	716,037
Systemax, Inc.	23,711	676,949
Tech Data Corp. (a)	24,062	2,048,398
Total Electronic Equipment, Instruments & Components		3,441,384
Equity Real Estate Investment Trusts (REITs) - 2.8%
Forest City Realty Trust, Inc.	184,856	3,745,183
Food & Staples Retailing - 3.3%
Costco Wholesale Corp. ^	14,644	2,759,369
Walmart, Inc. ^	19,067	1,696,391
Total Food & Staples Retailing		4,455,760
Food Products - 1.5%
Pinnacle Foods, Inc.	37,259	2,015,712
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	33,520	2,180,141
Health Care Providers & Services - 6.2%
Centene Corp. (a)	9,528	1,018,257
Encompass Health Corp.	10,860	620,866
Premier, Inc. (a) ^	73,989	2,316,596
UnitedHealth Group, Inc.	14,008	2,997,712
WellCare Health Plans, Inc. (a)	7,085	1,371,869
Total Health Care Providers & Services		8,325,300
Hotels, Restaurants & Leisure - 4.7%
Boyd Gaming Corp.	69,288	2,207,516
Penn National Gaming, Inc. (a)	157,318	4,131,171
Total Hotels, Restaurants & Leisure		6,338,687
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	4,006	930,273
Insurance - 0.2%
Allstate Corp.	2,413	228,752
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	3,057	4,424,518
Internet Software & Services - 5.7%
Alphabet, Inc. (a)	4,384	4,546,822
Facebook, Inc. (a) ^	20,093	3,210,660
Total Internet Software & Services		7,757,482
IT Services - 0.7%
Gartner, Inc. (a)	8,092	951,781
Machinery - 0.4%
Greenbrier Cos., Inc. ^	9,986	501,797

The accompanying notes are an integral part of these financial statements.
8

AI Powered Equity ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
Media - 3.6%
CBS Corp.	32,519	$1,671,151
Charter Communications, Inc. (a)	6,496	2,021,686
TEGNA, Inc.	103,973	1,184,252
Total Media		4,877,089
Oil, Gas & Consumable Fuels - 7.8%
Andeavor	19,734	1,984,451
Noble Energy, Inc.	81,369	2,465,481
Penn Virginia Corp. (a)	73,420	2,572,637
Pioneer Natural Resources Co.	8,092	1,390,044
Targa Resources Corp.	37,754	1,661,176
Williams Cos., Inc.	19,054	473,682
Total Oil, Gas & Consumable Fuels		10,547,471
Pharmaceuticals - 0.4%
Intra-Cellular Therapies, Inc. (a)	23,765	500,253
Professional Services - 0.2%
RPX Corp.	26,895	287,508
Semiconductors & Semiconductor Equipment - 3.8%
Microchip Technology, Inc. ^	7,438	679,536
NVIDIA Corp.	19,709	4,564,406
Total Semiconductors & Semiconductor Equipment		5,243,942
Software - 4.1%
salesforce.com, Inc. (a)	32,391	3,767,074
Tableau Software, Inc. (a)	3,337	269,696
Zynga, Inc. (a)	391,778	1,433,907
Total Software		5,470,677
Specialty Retail - 0.5%
O’Reilly Automotive, Inc. (a)	2,651	655,804
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	11,514	1,931,819
Xerox Corp.	80,598	2,319,610
Total Technology Hardware, Storage & Peripherals		4,251,429
Thrifts & Mortgage Finance - 3.5%
Clifton Bancorp, Inc.	44,354	694,140
Radian Group, Inc.	209,915	3,996,782
Total Thrifts & Mortgage Finance		4,690,922
Total United States		130,727,566
TOTAL COMMON STOCKS (Cost $137,211,013)		134,682,159

RIGHTS - 0.0%
NewStar Financial, Inc. (a)(c)	115,783	—
TOTAL RIGHTS (Cost $0)		—

The accompanying notes are an integral part of these financial statements.

9

AI Powered Equity ETF

Schedule of Investments
March 31, 2018 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH SECURITIES LENDING
COLLATERAL - 10.1%
Investment Companies - 10.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.89% (b) +		$13,551,223
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $13,551,223)		13,551,223

Total Investments (Cost $150,762,236) - 110.0%		148,233,382
Liabilities in Excess of Other Assets - (10.0)%		(13,416,528)
TOTAL NET ASSETS - 100.0%		$134,816,854

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at March 31, 2018.
(c)	Includes a security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $0 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $13,551,223 as of March 31, 2018.
^	All or a portion of this security is out on loan as of March 31, 2018. Total value of securities out on loan is $13,569,002.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

10

AI Powered Equity ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2018 (Unaudited)

AI Powered Equity ETF
ASSETS
Investments in securities, at fair value*	$148,233,382
Cash	220,466
Receivables:
Dividends and interest receivable	79,213
Securities lending income receivable	1,928
Receivable for investments sold	2,205,056
Total Assets	150,740,045

LIABILITIES
Collateral received for securities loaned (Note 7)	13,551,223
Payables:
Payable for investments purchased	2,283,316
Unitary fees payable	88,652
Total Liabilities	15,923,191
Net Assets	$134,816,854

NET ASSETS CONSIST OF:
Paid-in Capital	$134,723,138
Undistributed net investment income	138,017
Accumulated net realized gain on investments	2,484,553
Net unrealized depreciation on:
Investments in securities	(2,528,854)
Net Assets	$134,816,854

*Identified Cost:
Investments in securities	$150,762,236

Shares Outstanding^	5,175,000
Net Asset Value, Offering and Redemption Price per Share	$26.05

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
11

AI Powered Equity ETF

STATEMENT OF OPERATIONS
Period Ended March 31, 2018 (Unaudited)

AI Powered Equity ETF [1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $1,927)	$731,458
Securities lending income	5,676
Total Investment Income	737,134
Expenses:
Unitary fees	350,476
Net Investment Income	386,658
REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Unaffiliated investments	1,464,702
In-Kind redemptions	1,041,485
Net Realized Gain on Investments and Foreign Currency	2,506,187
Net Change in Unrealized Depreciation of:
Unaffiliated investments	(2,528,854)
Net Change in Unrealized Depreciation of Investments and Foreign Currency	(2,528,854)
Net Realized and Unrealized Loss on Investments	(22,667)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$363,991

[1]	Fund commenced operations on October 18, 2017. The information presented is for the period from October 18, 2017 to March 31, 2018.

The accompanying notes are an integral part of these financial statements.

12

AI Powered Equity ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2018 (Unaudited) *
OPERATIONS
Net investment income	$386,658
Net realized gain on investments	2,506,187
Net change in unrealized depreciation of investments	(2,528,854)
Net increase in net assets resulting from operations	363,991
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(248,641)
From Net Realized Gain	(21,634)
Total Distributions to Shareholders	(270,275)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	134,723,138
Transaction Fees (Note 1)	—
Net increase in net assets from capital chare transactions	134,723,138
Net increase in net assets	134,816,854
NET ASSETS
Beginning of Period	—
End of Period	$134,816,854
Undistributed net investment income	$138,017

(a)	Summary of share transactions is as follows:

	Period Ended March 31, 2018 (Unaudited) *
	Shares	Amount
Shares Sold	6,225,000	$161,540,043
Transaction Fees (Note 1)	—	—
Shares Redeemed	(1,050,000)	(26,816,905)
	5,175,000	$134,723,138
Beginning Shares	—
Ending Shares	5,175,000

*	Fund commenced operations on October 18, 2017. The information presented is for the period from October 18, 2017 to March 31, 2018.

The accompanying notes are an integral part of these financial statements.

13

AI Powered Equity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended March 31, 2018 (Unaudited) [1]
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income [2]	0.10
Net realized and unrealized gain on investments	1.02
Total from investment operations	1.12
Less Distributions:
Distributions from net investment income	(0.06)
Distributions from net realized gain	(0.01)
Total distributions	(0.07)
Net asset value, end of period	26.05
Total Return	4.47%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$134,817
Expenses to Average Net Assets	0.75%[4]
Net Investment Income to Average Net Assets	0.83%[4]
Portfolio Turnover Rate	144%[3]

[1]	Commencement of operations on October 18, 2017.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

AI Powered Equity ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation.  The Fund commenced operations on October 18, 2017.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the statements of changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

15

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2018, the Fund held one fair valued security. More detail about this security can be found in the Schedule of Investments.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

16

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

The following table presents a summary of the Funds’ investments in securities, at fair value, as of March 31, 2018:

AI Powered Equity ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$134,682,159	$—	$—		$134,682,159
Rights	—	—	—	(1)	—
Investments Purchased with Securities
Lending Collateral*	—	—	—		13,551,223
Total Investments in Securities	$134,682,159	$—	$—		$148,233,382
^	See Schedule of Investments for classifications by sector or country.

(1)	Includes a security valued at $0.

The AI Powered Equity ETF held a Level 3 security at the end of the period.  The security classified as Level 3 is deemed immaterial.  There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2018.  Transfers between levels are recognized at the end of the reporting period.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

17

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis.  Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS
Investing in the AI Powered Equity ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

18

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the EquBot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.
19

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with EquBot, Inc. (the “Sub-Advisor”), under which the Sub-Advisor agrees to provide marketing support for the Fund, including distributing marketing materials related to the Fund. EquBot, Inc. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Fund’s investment adviser utilizes the recommendations of the EquBot Model to decide which securities to purchase and sell, while complying with the 1940 Act and its rules and regulations. The Fund’s investment advisor anticipates primarily making purchase and sale decisions based on information from the EquBot Model. The Fund may frequently and actively purchase and sell securities.

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended March 31, 2018, the Fund did not incur any 12b-1 expenses.

20

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2018:

	Purchases	Sales
AI Powered Equity ETF	$161,209,795	$159,282,897

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2018:

	Purchases In-Kind	Sales In-Kind
AI Powered Equity ETF	$160,673,285	$26,509,376

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2018.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

21

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (Unaudited)

As of March 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
AI Powered Equity ETF	$13,569,002	$13,551,223

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

Interest income earned on collateral investments (including applicable fees) and recognized by the Fund during the period ended March 31, 2018, aggregated $5,676.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
22

AI Powered Equity ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 21, 2017, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the following agreements:

●	an Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of AI Powered Equity ETF (the “Fund”) (the “Advisory Agreement”); and

●	a Sub-Advisory Agreement between the Adviser and Equbot LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew each Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii)  comparative fee and expense data for the Fund and other similar investment companies; (iii) the extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser or Sub-Adviser or their affiliates resulting from services to be rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 21, 2017, and throughout the year.  Among other things, each of the Adviser and Sub-adviser provided responses to detailed series of questions, which included information about the Adviser’s and Sub-adviser’s operations, service offerings, personnel, compliance program and financial condition. Representatives of the Adviser and the Sub-Adviser discussed the services to be provided to the Fund, the rationale for launching the Fund, and the Fund’s proposed fees in comparison to the fees of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor.  The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.  The matters discussed were also considered separately by the Independent Trustees in executive session with independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund, based on recommendations provided by the Sub-Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program.  The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”).  The Board considered the experience of the portfolio managers of the Fund.
23

AI Powered Equity ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited) (Continued)

The Board further considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Adviser, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

The Board then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment sub-advisory services to the Adviser in the form of recommendations based on the Sub-Adviser’s quantitative model.  The Board noted that the responsibility for trading the Fund’s portfolio securities would rest with the Adviser. In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub-Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services and artificial intelligence businesses. The Board also considered the quality of the Sub-Adviser’s compliance program and Code of Ethics.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser.

Cost of Services Provided and Economies of Scale
The Board reviewed the proposed investment advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs. The Board noted that the expense ratio for the Fund was lower than the average and median expense ratios for its peer ETFs. The Board considered management’s explanation that an actively managed strategy would justify a higher management fee than an index based strategy because of the additional effort required to manage an active fund.

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board also noted that the Adviser would be responsible for compensating the Fund’s other service providers (including the Sub-Adviser) and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that because the Fund was new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, evaluated other compensation and benefits expected to be received by the Adviser from its relationship with the Fund.

The Board noted that because the Fund was new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as Fund assets grow, and the Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

24

AI Powered Equity ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2018 (Unaudited)

The Board also reviewed the proposed sub-advisory fee to be paid to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser would provide as investment sub-adviser to the Fund. The Board also considered that the sub-advisory fee to be paid to the Sub-Adviser was to be paid out of the Adviser’s unified fee and represented an arm’s-length negotiation between the Adviser and the Sub-Adviser. In considering the proposed sub-advisory fee, the Board considered other compensation to be received by the Sub-Adviser in its role as the Fund’s sponsor. The Board determined that the fee reflected an appropriate allocation of the advisory fee to be paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services to be rendered. The Board considered that, because the proposed sub-advisory fee would be paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fee is reasonable in light of the services that the Adviser and Sub-Adviser will each provide to the Fund; and (c) approved the Agreements for an initial term of two years.

25

AI Powered Equity ETF

Expense Example
For the Period Ended March 31, 2018 (Unaudited)

As a shareholder of AI Powered Equity ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including Unitary fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AI Powered Equity ETF

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During the Period
Actual	$1,000.00	$1,044.70	$3.45	^

Hypothetical (5% annual)	$1,000.00	$1,619.10	$3.78	+

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 165/365 (to reflect the period from October 18, 2017 to March 31, 2018).

+ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by 182/365 (to reflect the period from October 1, 2017 to March 31, 2018).

26

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION
March 31, 2018 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.AIEQetf.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.AIEQetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.AIEQetf.com. Read the prospectus carefully before investing.

27

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Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Sub-Advisor
Equbot, Inc.
450 Townsend St.
San Francisco, CA 94107

Distributor
ETFMG Financial, Inc.
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

28

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title  /s/ Samuel Masucci III
           Samuel Masucci III, Principal Executive Officer

Date  May 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci III
           Samuel Masucci III, Principal Executive Officer

Date  May 31, 2018

By (Signature and Title)*  /s/ John A. Flanagan
 John A. Flanagan, Principal Financial Officer/Treasurer

Date  May 31, 2018

* Print the name and title of each signing officer under his or her signature.